     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2001
--------------------------------------------------------------------------------


                                                              FILE NO. 033-91914
                                                                       811-07632

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 11 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 17 /X/

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SAUNDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

     RICHARD T. CHOI, ESQUIRE                      JOANNE M. DERRIG, ESQUIRE
       FOLEY & LARDNER                                       ALFS, INC.
      3000 K STREET, N.W.                        3100 SANDERS ROAD, SUITE J5B
            SUITE 500                               NORTHBROOK, IL 60062
   WASHINGTON, D.C. 20007

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Company Variable Annuity Account under deferred variable annuity contracts.

THE STI CLASSIC VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE., VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                    PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the STI Classic Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 35 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following underlying mutual funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS                          MFS-REGISTERED TRADEMARK- VARIABLE
FEDERATED INSURANCE SERIES                              INSURANCE TRUST-SM-
FIDELITY VARIABLE INSURANCE PRODUCTS FUND             OPPENHEIMER VARIABLE ACCOUNT FUNDS
FRANKLIN TEMPLETON VARIABLE INSURANCE                 STI CLASSIC VARIABLE TRUST
  PRODUCTS TRUST                                             SSIC VARIABLE TRUST

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          20
----------------------------------------------------------------------------
   Expenses                                                              22
----------------------------------------------------------------------------
   Access To Your Money                                                  24
----------------------------------------------------------------------------
   Income Payments                                                       25
----------------------------------------------------------------------------

----------------------------------------------------------------------------
   Death Benefits                                                        27
                                                                        PAGE
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     29
----------------------------------------------------------------------------
      Glenbrook                                                          29
----------------------------------------------------------------------------
      The Variable Account                                               29
----------------------------------------------------------------------------
      The Portfolios                                                     29
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    31
----------------------------------------------------------------------------
      Legal Matters                                                      31
----------------------------------------------------------------------------
   Taxes                                                                 31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    33
----------------------------------------------------------------------------
   Performance Information                                               34
----------------------------------------------------------------------------
   Experts                                                               34
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT                                   B-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   C-1
----------------------------------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                     6
----------------------------------------------------------------------------
   Accumulation Unit                                                     15
----------------------------------------------------------------------------
   Accumulation Unit Value                                               15
----------------------------------------------------------------------------
   Anniversary Values                                                    28
----------------------------------------------------------------------------
   Annuitant                                                             13
----------------------------------------------------------------------------
   Automatic Additions Program                                           14
----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                               21
----------------------------------------------------------------------------
   Beneficiary                                                           13
----------------------------------------------------------------------------
   Cancellation Period                                                   14
----------------------------------------------------------------------------
   Contract                                                               4
----------------------------------------------------------------------------
   Contract Anniversary                                                   5
----------------------------------------------------------------------------
   Contract Owner ("You")                                                13
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Contract Year                                                          4
----------------------------------------------------------------------------
   Death Benefit Anniversary                                             27
----------------------------------------------------------------------------
   Dollar Cost Averaging Program                                         21
----------------------------------------------------------------------------
   Due Proof of Death                                                    27
----------------------------------------------------------------------------
   Enhanced Death Benefit Rider                                          28
----------------------------------------------------------------------------

----------------------------------------------------------------------------

   Fixed Account Options                                                 18
                                                                        PAGE
----------------------------------------------------------------------------
   Free Withdrawal Amount                                                23
----------------------------------------------------------------------------
   Glenbrook ("We" or "Us")                                              29
----------------------------------------------------------------------------
   Guarantee Periods                                                     18
----------------------------------------------------------------------------
   Income Plan                                                           25
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
   Issue Date                                                             6
----------------------------------------------------------------------------
   Market Value Adjustment                                               20
----------------------------------------------------------------------------
   Payout Phase                                                           6
----------------------------------------------------------------------------
   Payout Start Date                                                     25
----------------------------------------------------------------------------
   Portfolios                                                            29
----------------------------------------------------------------------------
   SEC                                                                    1
----------------------------------------------------------------------------
   Settlement Value                                                      28
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                         25
----------------------------------------------------------------------------
   Valuation Date                                                        14
----------------------------------------------------------------------------
   Variable Account                                                      29
----------------------------------------------------------------------------
   Variable Sub-Account                                                  16
----------------------------------------------------------------------------

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $3,000 ($2,000 for "QUALIFIED CONTRACTS," which are Contracts issued within
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.35% of
                                               average daily net assets (1.45% if you select the
                                               ENHANCED DEATH BENEFIT RIDER)
                                            -  Annual contract maintenance charge of $30 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 7% of payment
                                               withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 35 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  32 Variable Sub-Accounts investing in Portfolios offering professional money management by investment advisers:

                                            -  A I M Advisors, Inc.

                                            -  Federated Investment Management Company

                                            -  Fidelity Management & Research Company

                                            -  Franklin Advisers, Inc.

                                            -  MFS Investment Management-Registered Trademark-

                                            -  OppenheimerFunds, Inc.

                                            -  Templeton Global Advisors Limited

                                            -  Trusco Capital Management, Inc.

                                            To find out current rates being paid on the Fixed Account
                                            Options or how the Variable Sub-Accounts have performed,
                                            call us at 1-800-755-5275.

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a "joint and survivor" life income with guaranteed
                                               payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE we will pay the
                                            death benefit described in the Contract. We offer an
                                            Enhanced Death Benefit Rider to owners of Contracts issued on or after May 1, 1997.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. No minimum applies to the amount you transfer. We do not currently impose a fee upon
                                            transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year,"
                                            which we measure from the date we issue your Contract or a
                                            Contract anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date.
                                            In general, you must withdraw at least $50 at a time. A 10%
                                            federal tax penalty may apply if you withdraw before you are
                                            59 1/2 years old. A withdrawal charge and MARKET VALUE
                                            ADJUSTMENT also may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 35 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the 3 Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options ("INCOME PLANS") described on page 25. You receive income payments during the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE          PAYOUT         PAYOUT
          DATE                                       START          PHASE
                                                      DATE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can receive
  a Contract            retirement            income payments or    income payments       income payments
                                              receive a lump sum    for a set period      for life
                                              payment

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any question about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received Payment Being Withdrawn:  0   1   2   3   4   5   6   7+
---------------------------------------------------------------------------------------------------
Applicable Charge:                                                   7%  6%  5%  4%  3%  2%  1%  0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                              $30.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $10.00***
---------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 10% of the Contract Value on the date of the first withdrawal that Year without incurring a withdrawal charge. However, any applicable Market Value Adjustment determined as of the date of withdrawal will apply.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.25%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.35%
----------------------------------------------------------------------

With the Enhanced Death Benefit Rider*

Mortality and Expense Risk Charge                              1.35%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.45%
----------------------------------------------------------------------

*The Enhanced Death Benefit Rider became available to purchasers after May 1,
 1997.

                            7      PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                         Management         Rule 12b-1           Other           Total Portfolio
Portfolio                                                   Fees               Fees             Expenses         Annual Expenses
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                     0.75%               N/A               0.35%                1.10%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         0.61%               N/A               0.21%                0.82%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                       0.61%               N/A               0.22%                0.83%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                            0.60%               N/A               0.24%                0.84%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield (2)                                    0.63%               N/A               0.56%                1.19%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                        0.61%               N/A               0.23%                0.84%
--------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (3)                          0.48%               N/A               0.19%                0.67%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (4,5)                    0.57%               N/A               0.09%                0.66%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (4,5)                 0.48%               N/A               0.08%                0.56%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (4,5)                        0.57%               N/A               0.08%                0.65%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (4)                     0.58%               N/A               0.10%                0.68%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (4,6)                     0.24%               N/A               0.09%                0.33%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (4,5)                      0.72%               N/A               0.17%                0.89%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (7)                             0.75%               N/A               0.10%                0.85%
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (7,8)                           0.75%               N/A               0.12%                0.87%
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (7)                                    0.75%               N/A               0.10%                0.85%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                      0.62%               N/A               0.02%                0.64%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   0.64%               N/A               0.03%                0.67%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      0.64%               N/A               0.04%                0.68%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA            0.70%               N/A               0.03%                0.73%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA                    0.72%               N/A               0.04%                0.76%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                         0.74%               N/A               0.05%                0.79%
--------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund (3)                          0.92%               N/A               0.23%                1.15%
--------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund (3)                             0.00%               N/A               1.20%                1.20%
--------------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund (3)                          0.77%               N/A               0.83%                1.60%
--------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund (3)                         0.23%               N/A               0.52%                0.75%
--------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund (3)                                0.74%               N/A               0.41%                1.15%
--------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund (3)                          0.00%               N/A               1.30%                1.30%
--------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund (3)                        0.39%               N/A               0.81%                1.20%
--------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund (3)                            0.69%               N/A               0.26%                0.95%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund --
  Class 2 (9,10)                                           0.63%              0.25%              0.09%                0.97%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (9,10)         0.81%              0.25%              0.06%                1.12%
--------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Expenses have been restated to reflect current fees.

                            8      PROSPECTUS

(3) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                     Management         Rule 12b-1           Other           Total Portfolio
Portfolio                               Fees               Fees             Expenses         Annual Expenses
------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II          0.50%               N/A                0.44%               0.94%
------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund          1.15%               N/A                0.23%               1.38%
------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund             0.90%               N/A                7.14%               8.04%
------------------------------------------------------------------------------------------------------------
STI International Equity Fund          1.25%               N/A                0.83%               2.08%
------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund         0.74%               N/A                0.52%               1.26%
------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund                1.15%               N/A                0.41%               1.56%
------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund          1.00%               N/A               10.54%              11.54%
------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity
  Fund                                 1.15%               N/A                0.81%               1.96%
------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund            0.80%               N/A                0.26%               1.06%
------------------------------------------------------------------------------------------------------------

The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

(4) Initial Class

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher that the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth Series, 0.86% for Investors Trust Series, and 0.84% for Research Series.

(8) Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

(9) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(10) The Fund administration fee is paid indirectly through the management fee.

                            9      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract at the end of each time period, and

- elected the Enhanced Death Benefit Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                                              1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $81               $118               $158                $297
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $78               $109               $144                $269
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $78               $110               $145                $271
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $78               $110               $144                $270
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $82               $121               $163                $306
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $78               $110               $145                $271
------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money II                                       $76               $105               $136                $253
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                        $76               $104               $135                $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $75               $101               $130                $242
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $76               $104               $135                $251
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $76               $105               $137                $254
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                         $73               $ 94               $118                $217
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                          $79               $112               $147                $276
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $78               $110               $145                $272
------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                            $78               $111               $146                $274
------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $78               $110               $145                $272
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA                               $76               $104               $134                $250
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA                            $76               $105               $136                $253
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA                               $76               $105               $137                $254
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income/VA                     $77               $107               $139                $260
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies/VA                             $77               $108               $141                $263
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA                                  $78               $108               $142                $266
------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                       $81               $120               $161                $302
------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                          $82               $121               $163                $307
------------------------------------------------------------------------------------------------------------------------------
STI International Equity                                       $86               $133               $183                $346
------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                      $77               $107               $140                $262
------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                             $81               $120               $161                $302
------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                       $83               $124               $168                $317
------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                     $82               $121               $163                $307
------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                         $79               $113               $150                $282
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities -- Class 2                  $79               $114               $151                $284
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $81               $119               $159                $299
------------------------------------------------------------------------------------------------------------------------------

                           10      PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract or you began receiving income payments at the end of each period.

                                                              1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $27                $82               $140                $297
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $24                $74               $126                $269
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $24                $74               $127                $271
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $24                $74               $127                $270
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $28                $85               $145                $306
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $24                $74               $127                $271
------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money II                                       $22                $69               $118                $253
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                        $22                $69               $118                $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $21                $66               $113                $242
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $22                $68               $117                $251
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $23                $69               $119                $254
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                         $19                $59               $101                $217
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                          $25                $76               $130                $276
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $24                $75               $128                $272
------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                            $24                $75               $129                $274
------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $24                $75               $128                $272
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA                               $22                $68               $117                $250
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA                            $22                $69               $118                $253
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA                               $23                $69               $119                $254
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income/VA                     $23                $71               $121                $260
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies/VA                             $23                $72               $123                $263
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA                                  $24                $73               $125                $266
------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                       $27                $84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                          $28                $85               $145                $307
------------------------------------------------------------------------------------------------------------------------------
STI International Equity                                       $32                $98               $166                $346
------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                      $23                $72               $122                $262
------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                             $27                $84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                       $29                $88               $151                $317
------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                     $28                $85               $145                $307
------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                         $25                $78               $133                $282
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities -- Class 2                  $26                $78               $134                $284
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $27                $83               $141                $299
------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAYBE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.35% RATHER THAN 1.25%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $57,476.

                           11      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                           12      PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The STI Classic Variable Annuity is a contract between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural Person. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 85 as of the date we receive the completed application.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 31.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The Annuitant must be a natural person. If the Contract Owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. You may designate a joint Annuitant, prior to the Payout Start Date, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

    (i) the youngest Contract Owner; otherwise,

    (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (the Annuitant if the Contract Owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                           13      PROSPECTUS

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the earlier of the Payout Start Date or your 86th birthday. We reserve the right to limit the maximum amount of purchase payments we will accept. We reserve the right to reject any application in our sole discretion.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Please call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to credit your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent applicable federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under
Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

                           14      PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider described on page 28.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           15      PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                                EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISOR:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Balanced Fund                    To achieve as high a total return as
                                          possible, consistent with preservation
                                          of capital
AIM V.I. Capital Appreciation Fund        Growth of capital
AIM V.I. Growth Fund                      Growth of capital                         A I M Advisors, Inc.
AIM V.I. Growth and Income Fund           Growth of capital with a secondary
                                          objective of current income
AIM V.I. High Yield                       A high level of current income
AIM V.I. Value Fund                       Long-term growth of capital; Income is a
                                          secondary objective
FEDERATED INSURANCE SERIES
Federated Prime Money Fund II             Current income consistent with the        Federated Investment Management Company
                                          stability of principal and liquidity
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Contrafund-Registered        Long-term capital appreciation
Trademark- Portfolio
Fidelity VIP Equity-Income Portfolio      Reasonable income
Fidelity VIP Growth Portfolio             Capital appreciation
Fidelity VIP High Income Portfolio        High level of current income while also   Fidelity Management & Research Company
                                          considering growth of capital
Fidelity VIP Index 500 Portfolio          Investment results that correspond to
                                          the total return of common stocks
                                          publicly traded in the United States, as
                                          represented by the S&P 500
Fidelity VIP Overseas Portfolio           Long-term growth of capital

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
Templeton Global Income Securities Fund   High current income. Capital              Franklin Advisers, Inc.
                                          appreciation is a secondary
                                          consideration.
Templeton Growth Securities Fund          Long-term capital growth                  Templeton Global Advisors Limited

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
MFS Emerging Growth Series                Long-term growth of capital
MFS Investors Trust Series**              Long-term growth of capital               MFS Investment Management-Registered
                                          with a secondary objective to             Trademark-
                                          seek reasonable current income
MFS Research Series                       Long-term growth of capital and future
                                          income

                           16      PROSPECTUS


PORTFOLIO:                                EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISOR:
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Aggressive Growth Fund/VA     Capital appreciation
Oppenheimer Capital Appreciation Fund/VA  Capital appreciation
Oppenheimer Global Securities Fund/VA     Long-term capital appreciation
Oppenheimer Main Street Growth & Income   High total return, which includes growth  Oppenheimer Funds, Inc.
Fund/VA                                   in the value of its shares as well as
                                          current income, from equity and debt
                                          securities
Oppenheimer Multiple Strategies Fund/VA   A high total investment return which
                                          includes current income and capital
                                          appreciation in the value of its shares.
Oppenheimer Strategic Bond Fund/VA        High level of current income

STI CLASSIC VARIABLE TRUST
STI Capital Appreciation Fund             Capital appreciation
STI Growth and Income Fund                Long-term capital appreciation with the
                                          secondary goal of current income
STI International Equity Fund             Long-term capital appreciation
STI Investment Grade Bond Fund            High total return through current income  Trusco Capital Management, Inc.
                                          and capital appreciation, while
                                          preserving the principal amount invested
STI Mid-Cap Equity Fund                   Capital appreciation
STI Quality Growth Stock Fund             Long-term capital appreciation with
                                          nominal dividend income
STI Small Cap Value Equity Fund           Capital appreciation with the secondary
                                          goal of current income
STI Value Income Stock Fund               Current income with the secondary goal
                                          of capital appreciation

 * A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

** Effective May 1, 2001, the Series changed its name from MFS Growth with
   Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                           17      PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including a STANDARD FIXED ACCOUNT OPTION, a DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, and the option to invest in one or more GUARANTEE PERIODS (included in the Guaranteed Maturity Amount Fixed Account). The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

STANDARD FIXED ACCOUNT OPTION AND
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

STANDARD FIXED ACCOUNT OPTION. Purchase payments and transfers that you allocate to the Standard Fixed Account Option will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the effective annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every 12 months for each payment or transfer. Each payment or transfer you allocate to this Option must be at least $50.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Dollar Cost Averaging Program by allocating purchase payments to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation. Each purchase payment you allocate to the DCA Fixed Account Option must be at least $500.00. We reserve the right to reduce the minimum allocation amount.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option to one or more Variable Sub-Accounts. However, you may not choose monthly installments of less than 3 or more than 12. Further, you must transfer each purchase payment and all its earnings out of this Option to one or more Variable Sub-Accounts by means of dollar cost averaging within the selected program period. At the end of the transfer period, any nominal amounts remaining in the DCA Fixed Account will be allocated to the Federated Prime Money Fund II Variable Sub-Account. If you discontinue the DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Federated Prime Money II Variable Sub-Account.

We bear the investment risk for all amounts allocated to the Standard Fixed Account Option and the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Standard Fixed Account Option and the DCA Fixed Account Option. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 3, 5, 7 and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275. The annual interest rate will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                           18      PROSPECTUS

The following example illustrates how a purchase payment allocated to a Guarantee Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR

                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                      1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                              $10,920.25
  X (1 + Annual Interest Rate)                                                   1.045
                                                                            ----------
                                                                            $11,411.66
Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                                1.045
                                                                                         ----------
                                                                                         $11,925.19
Contract Value at end of Contract Year........                                                        $11,925.19
  X (1 + Annual Interest Rate)                                                                             1.045
                                                                                                      ----------
                                                                                                      $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you might be required to pay a withdrawal charge. In addition, the amount withdrawn might be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer your money to the Standard Fixed Account Option. Your allocation will be effective on the day the previous Guarantee Period ends; or

    4) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    5) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends with

                           19      PROSPECTUS
        current interest credited from the date the Guarantee Period expired.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies upon payment of a death benefit under Contracts issued before May 1, 1997 and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires).

We apply the Market Value Adjustment to reflect changes in interest rates from the time the amount being withdrawn or transferred was allocated to a Guarantee Period to the time of its withdrawal, transfer, or application to an Income Plan. As such, you bear some investment risk on amounts you allocate to any Guarantee Period.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. If interest rates increase significantly from the time you make a purchase payment, the Market Value Adjustment, withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the effective annual interest rate for the Guarantee Period is lower than the applicable current effective annual interest rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred. Similarly, if the effective annual interest rate for the Guarantee Period is higher than the applicable current effective annual interest rate, then the Market Value Adjustment will result in a higher amount payable to you or transferred.

For example, assume that you purchase a Contract and select an initial Guarantee Period of 5 years that has an effective annual rate of 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current interest rate for a 2 year Guarantee Period is 4.00%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current interest rate for the 2 year Guarantee Period is 5.00%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing or by telephone according to the procedure described below. There is no minimum transfer amount. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on a given day count as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to any other investment alternative in any Contract Year to the greater of:

    1) 25% of the value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

                           20      PROSPECTUS

    2) 25% of the sum of all purchase payments and transfers to the Standard Fixed Account Option as of the most recent Contract Anniversary.

If you transfer an amount from the Guaranteed Maturity Fixed Account Option other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

You may not transfer Contract Value into the DCA Fixed Account Option.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from any Variable Sub-Account, the Standard Fixed Account Option or the Dollar Cost Averaging Fixed Account Option, to any other Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to a Fixed Account Option.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money allocated to the Fixed Account Options will not be included in the rebalancing.

We will rebalance your account monthly, quarterly, semi-annually or annually, according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You

                           21      PROSPECTUS
    want 40% to be in the STI Investment Grade Bond Variable Sub-Account and 60% to be in the STI Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the STI Investment Grade Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the STI Investment Grade Bond Variable Sub-Account and use the money to buy more units in the STI Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if:

- total purchase payments equal $25,000 or more as of a Contract Anniversary or upon full withdrawal, or

- all of your money is allocated to the Fixed Account Options on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider, available to purchasers after May 1, 1997). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional 0.10% for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing the rider.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will NOT charge a transfer fee on transfers that are part of a dollar cost averaging or automatic portfolio rebalancing program.

                           22      PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines annually to 0% over a 7 year period that begins on the day we receive your purchase payment. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 10% of the Contract Value on the date of the first withdrawal in that Contract Year without paying the charge. Unused portions of this 10% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date;

- withdrawals taken to satisfy IRS minimum distribution rules for this Contract, or

- withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract is owned by a company or other legal entity, are confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital (as defined in the Contract) at least 30 days after the Issue Date;

2. you must request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital (as defined in the Contract); and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you or the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant, if the Contract Owner is not a natural person) are diagnosed by a physician (we may require a second opinion) with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you (or the Annuitant, if the Contract Owner is not a natural person) become unemployed at least one year after the Issue Date;

2. you (or the Annuitant, if the Contract Owner is not a natural person) have been granted unemployment compensation for at least 30 consecutive days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to the time of the withdrawal request; and

3. you exercise this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount

                           23      PROSPECTUS
withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the applicable charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may maintain a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of current estimates of those charges and expenses, see page 7. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our headquarters, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account and/or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require that you return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

                           24      PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal will reduce the Contract Value to less than $2,000, we may treat it as a request for a withdrawal of your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.

MINIMUM SURRENDER VALUE
Certain states may require us to endorse your Contract to provide a minimum surrender value. Please refer to the endorsement for details.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO
30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the Variable Account assets supporting these payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Periods result in lower income payments, all other things being equal. For example, if

                           25      PROSPECTUS
you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investment rates available.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time period required by law. If we defer payments for 30 days or more, we will pay interest as required by law from the

                           26      PROSPECTUS
date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies, if the Contract Owner is not a natural person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies).

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

CONTRACTS ISSUED BEFORE MAY 1, 1997

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit before any Market Value Adjustment is equal to the greater of:

1. the Contract Value as of the date we receive a complete request for payment of the death benefit, or

2. for each previous DEATH BENEFIT ANNIVERSARY, the Contract Value at that Anniversary; plus any purchase payments made since that anniversary; minus any amounts we paid the Contract Owner (including income tax we withheld from you) since that Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will adjust the death benefit by any applicable Market Value Adjustment as of the date we determine the death benefit. The death benefit will never be less than the sum of all purchase payments less any amounts previously paid to the Contract Owner (including income tax withholding).

DEATH BENEFIT PAYMENTS. The Contract Owner eligible to receive death benefits has the following options:

1. If the Contract Owner is not a natural person, then the Contract Owner must receive the death benefit in a lump sum within 5 years of the date of death.

2. Otherwise, within 60 days of the date when the death benefit is calculated, the Contract Owner may elect to receive the death benefit under an Income Plan or in a lump sum. Payments from the Income Plan must begin within one year of the Date of Death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

Any death benefit payable in a lump sum must be paid within five years of the date of death. If no election is made, funds will be distributed at the end of the 5 year period.

3. If the surviving spouse of the deceased Contract Owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

                           27      PROSPECTUS

However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

CONTRACTS ISSUED ON OR AFTER MAY 1, 1997

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for payment of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we receive a complete request for payment of the death benefit, or

3. the Contract Value on each Death Benefit Anniversary as defined above prior to the date we receive a complete request for payment of the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. The adjustment is equal to (a) divided by (b) and the result multiplied by (c) where:

    (a) is the withdrawal amount,

    (b) is the Contract Value immediately prior to the withdrawal, and

    (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will calculate the Death Benefit Anniversary values until the oldest Contract owner, or the Annuitant if the Contract Owner is not a natural person, attains age 80.

ENHANCED DEATH BENEFIT RIDER.
If the oldest Contract Owner and Annuitant are less than or equal to age 75 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect.

For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or the value of the Enhanced Death Benefit Rider, which is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) is the withdrawal amount,

    (b) is the Contract Value immediately prior to the withdrawal, and

    (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any non-forfeiture laws that govern the Contract.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract Owner eligible to receive the distribution upon death is not a natural person, the Contract Owner may elect to receive the distribution upon death in one or more distributions.

If the Contract Owner is a natural person, the Contract Owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract Owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

                           28      PROSPECTUS

MORE INFORMATION
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GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed and in which SunTrust Bank, Inc., through its banking subsidiaries, conducts business. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life and Annuity Company Variable Annuity Account on December 15, 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 32 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start

                           29      PROSPECTUS

Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8 1/2% of all purchase payments (on a present value basis). These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                           30      PROSPECTUS

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account.

                           31      PROSPECTUS

However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2;

2. made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                           32      PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax-deferred and variable annuities held by such plans do not receive any additional tax-deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date of employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that

                           33      PROSPECTUS
contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You can also view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061 (telephone: 1-800-755-5275).

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS
-------------------------------------------------------------------

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           34      PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
                                BASIC POLICY(1)

                                                                           FOR THE YEARS BEGINNING JANUARY 1*
                                                                                 AND ENDING DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                          1995        1996         1997         1998         1999         2000
                                                        --------   ----------   ----------   ----------   ----------   ----------
AIM V.I. BALANCED SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.63
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           62,875
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           $10.00       $14.58
  Accumulation Unit Value, End of Period..............     --          --           --           --           $14.58       $12.82
  Number of Units Outstanding, End of Period..........     --          --           --           --          468,136    1,230,860
AIM V.I. GROWTH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $7.44
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          140,188
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.32
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          175,864
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.70
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           83,527
AIM V.I. VALUE SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.04
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          457,479
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period........    $10.00       $10.05       $10.42       $10.79       $11.17       $11.54
  Accumulation Unit Value, End of Period..............    $10.05       $10.42       $10.79       $11.17       $11.54       $12.07
  Number of Units Outstanding, End of Period..........   132,650      488,506      343,107      483,734      481,530      358,725
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --           $10.86
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           19,864
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.67
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          296,742
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.07
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           15,164
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.61
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           68,280
FIDELITY VIP CONTRAFUND-Registered
 Trademark- SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.40
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          129,181

                                                                           FOR THE YEARS BEGINNING JANUARY 1*
                                                                                 AND ENDING DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                          1995        1996         1997         1998         1999         2000
                                                        --------   ----------   ----------   ----------   ----------   ----------
FIDELITY VIP II INDEX 500 SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.99
  Number of Units Outstanding.........................     --          --           --           --           --          282,105
MFS EMERGING GROWTH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.19
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          173,584
MFS GROWTH AND INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.86
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           20,415
MFS RESEARCH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.01
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           47,248
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.21
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           93,883
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.13
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          110,703
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.69
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          108,051
OPPENHEIMER MAIN STREET GROWTH AND INCOME
 SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $9.01
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          250,805
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           $10.00       $11.14
  Accumulation Unit Value, End of Period..............     --          --           --           --           $11.14       $11.70
  Number of Units Outstanding, End of Period..........     --          --           --           --          186,352      395,411
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           $10.00       $10.25
  Accumulation Unit Value, End of Period..............     --          --           --           --           $10.25       $10.38
  Number of Units Outstanding, End of Period..........     --          --           --           --           73,123      131,969
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period........    $10.00       $10.66       $13.10       $17.53       $22.31       $23.93
  Accumulation Unit Value, End of Period..............    $10.66       $13.01       $17.53       $22.31       $23.93       $24.34
  Number of Units Outstanding, End of Period........ .   103,697    1,680,419    2,788,068    3,048,172    3,298,412    2,508,651
STI GROWTH AND INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --           $10.13
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           23,535
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
  Accumulation Unit Value, Beginning of Period........     --          $10.00       $10.15       $11.69       $12.79       $13.73
  Accumulation Unit Value, End of Period..............     --          $10.15       $11.69       $12.79       $13.73       $13.08
  Number of Units Outstanding, End of Period..........     --          97,975      734,702      785,600      681,256      453,806
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period........    $10.00       $10.33       $10.42       $11.20       $12.09       $11.72
  Accumulation Unit Value, End of Period..............    $10.33       $10.42       $11.20       $12.09       $11.72       $12.30
  Number of Units Outstanding, End of Period..........    40,503      506,887      685,967      974,155      996,889      731,489

                                                                           FOR THE YEARS BEGINNING JANUARY 1*
                                                                                 AND ENDING DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                          1995        1996         1997         1998         1999         2000
                                                        --------   ----------   ----------   ----------   ----------   ----------
STI MID-CAP EQUITY SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period........    $10.00       $10.28       $11.77       $14.20       $15.03       $16.88
  Accumulation Unit Value, End of Period..............    $10.28       $11.77       $14.20       $15.03       $16.88       $16.17
  Number of Units Outstanding, End of Period..........    80,549      959,682    1,354,069    1,398,523    1,236,668      974,068
STI QULAITY GROWTH STOCK SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --            $8.96
  Number of Units Outstanding, End of Period..........     --          --           --           --           --            9,144
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
  Accumulation Unit Value, Beginning of Period........     --          --           $10.00        $9.76        $8.46        $7.95
  Accumulation Unit Value, End of Period..............     --          --            $9.76        $8.46        $7.95        $9.13
  Number of Units Outstanding, End of Period..........     --          --          111,688      339,380      330,184      256,009
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period........    $10.00       $10.69       $12.51       $15.66       $16.95       $16.22
  Accumulation Unit Value, End of Period..............    $10.69       $12.51       $15.66       $16.95       $16.22       $17.68
  Number of Units Outstanding, End of Period..........   124,596    2,238,993    3,718,933    3,867,770    3,911,784    2,427,230
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           $10.00        $9.26
  Accumulation Unit Value, End of Period (7,9)........     --          --           --           --            $9.26        $9.07
  Number of Units Outstanding, End of Period (7,9)....     --          --           --           --           23,888            0
TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period (8,9).......................................     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --           $11.38
  Number of Units Outstanding, End of Period..........     --          --           --           --           --           25,703
TEMPLETON GROWTH SCURITIES SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period (8,9).......................................     --          --           --           --           --           $10.00
  Accumulation Unit Value, End of Period..............     --          --           --           --           --           $13.58
  Number of Units Outstanding, End of Period..........     --          --           --           --           --          336,766
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period........     --          --           --           --           $10.00       $12.92
  Accumulation Unit Value, End of Period (7,9)........     --          --           --           --           $12.92       $12.97
  Number of Units Outstanding, End of Period (7,9)....     --          --           --           --          147,546            0

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts that commenced operations on May 1, 2000.

(3) Variable Sub-Accounts that commenced operations on January 10, 1999.

(4) Variable Sub-Accounts that commenced operations on October 2, 1995.

(5) Variable Sub-Accounts that commenced operations on November 7, 1996.

(6) Variable Sub-Accounts that commenced operations on October 21, 1997.

(7) End of period May 1, 2000.

(8) Beginning of period May 1, 2000.

(9) Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class 2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into, respectively, new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
               BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER(1)

                                                                  FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                            ENDING DECEMBER 31
                                                              -----------------------------------------------
                                                                1997        1998         1999         2000
                                                              --------   ----------   ----------   ----------
AIM V.I. BALANCED SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.62
  Number of Units Outstanding, End of Period................     --          --           --           47,107
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............     --          --           $10.00       $14.57
  Accumulation Unit Value, End of Period....................     --          --           $14.57       $12.79
  Number of Units Outstanding, End of Period................     --          --          592,699    1,177,017
AIM V.I. GROWTH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $7.44
  Number of Units Outstanding, End of Period................     --          --           --          101,927
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.32
  Number of Units Outstanding, End of Period.............. .     --          --           --           99,646
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............     --          --           $10,00       $10.87
  Accumulation Unit Value, End of Period....................     --          --           $10.87        $8.68
  Number of Units Outstanding, End of Period................     --          --          115,113      105,396
AIM V.I. VALUE SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.03
  Number of Units Outstanding, End of Period................     --          --           --          391,975
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............    $10.43       $10.78       $11.15       $11.51
  Accumulation Unit Value, End of Period....................    $10.78       $11.15       $11.51       $12.03
  Number of Units Outstanding, End of Period................   240,430      266,876      268,039      284,797
FIDELITY V.I.P. EQUITY INCOME(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --           $10.86
  Number of Units Outstanding, End of Period................     --          --           --           27,203
FIDELITY V.I.P. GROWTH(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.67
  Number of Units Outstanding, End of Period................     --          --           --          298,717
FIDELITY V.I.P. HIGH INCOME(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.06
  Number of Units Outstanding, End of Period................     --          --           --            8,615
FIDELITY V.I.P. OVERSEAS(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.61
  Number of Units Outstanding, End of Period................     --          --           --           42,836
FIDELITY V.I.P. II CONTRAFUND-Registered Trademark-(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.40
  Number of Units Outstanding, End of Period................     --          --           --          116,742

                                                                  FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                            ENDING DECEMBER 31
                                                              -----------------------------------------------
                                                                1997        1998         1999         2000
                                                              --------   ----------   ----------   ----------
FIDELITY V.I.P. II INDEX 500(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.99
  Number of Units Outstanding, End of Period................     --          --           --          261,884
MFS EMERGING GROWTH(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.19
  Number of Units Outstanding, End of Period................     --          --           --          180,090
MFS GROWTH AND INCOME(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.86
  Number of Units Outstanding, End of Period................     --          --           --           31,236
MFS RESEARCH(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.00
  Number of Units Outstanding, End of Period................     --          --           --           83,109
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.20
  Number of Units Outstanding, End of Period................     --          --           --          111,564
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.13
  Number of Units Outstanding, End of Period................     --          --           --          115,644
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.68
  Number of Units Outstanding, End of Period................     --          --           --          119,614
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $9.01
  Number of Units Outstanding, End of Period................     --          --           --          232,475
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............     --          --           $10.00       $11.13
  Accumulation Unit Value, End of Period....................     --          --           $11.13       $11.68
  Number of Units Outstanding, End of Period................     --          --          180,771      305,016
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............     --          --           $10.00       $10.24
  Accumulation Unit Value, End of Period....................     --          --           $10.24       $10.36
  Number of Units Outstanding, End of Period................     --          --           98,211      100,515
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............    $13.01       $17.52       $22.27       $23.87
  Accumulation Unit Value, End of Period....................    $17.52       $22.27       $23.87       $24.25
  Number of Units Outstanding, End of Period................   740,261    1,683,922    2,274,389    1,623,697
STI GROWTH AND INCOME SUB-ACCOUNT (2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --           $10.12
  Number of Units Outstanding, End of Period................     --          --           --           54,035
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
  Accumulation Unit Value, Beginning of Period..............    $10.15       $11.69       $12.76       $13.69
  Accumulation Unit Value, End of Period....................    $11.69       $12.76       $13.69       $13.03
  Number of Units Outstanding, End of Period................   449,232      694,787      650,400      449,680
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............    $10.43       $11.19       $12.07       $11.69
  Accumulation Unit Value, End of Period....................    $11.19       $12.07       $11.69       $12.26
  Number of Units Outstanding, End of Period................   187,763      604,179      847,001      612,043

                                                                  FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                            ENDING DECEMBER 31
                                                              -----------------------------------------------
                                                                1997        1998         1999         2000
                                                              --------   ----------   ----------   ----------
STI MID-CAP EQUITY SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............    $11.77       $14.19       $15.01       $16.84
  Accumulation Unit Value, End of Period....................    $14.19       $15.01       $16.84       $16.11
  Number of Units Outstanding, End of Period................   329,138      671,132      584,235      474,428
STI QUALITY GROWTH STOCK SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --            $8.96
  Number of Units Outstanding, End of Period................     --          --           --           20,238
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
  Accumulation Unit Value, Beginning of Period..............    $10.00        $9.76        $8.45        $7.93
  Accumulation Unit Value, End of Period....................     $9.76        $8.45        $7.93        $9.10
  Number of Units Outstanding, End of Period................   161,267      706,858      545,289      350,147
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............    $12.52       $15.65       $16.90       $16.18
  Accumulation Unit Value, End of Period....................    $15.65       $16.90       $16.18       $17.61
  Number of Units Outstanding, End of Period................   923,837    1,961,704    2,345,908    1,338,854
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............     --          --           $10.00        $9.25
  Accumulation Unit Value, End of Period (7,9)..............     --          --            $9.25        $9.06
  Number of Units Outstanding, End of Period (7,9)..........     --          --           23,888            0
TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period (8,9)........     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --           $11.37
  Number of Units Outstanding, End of Period................     --          --           --           22,202
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (2)
  Accumulation Unit Value, Beginning of Period (8,9)........     --          --           --           $10.00
  Accumulation Unit Value, End of Period....................     --          --           --           $13.57
  Number of Units Outstanding, End of Period................     --          --           --          370,743
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............     --          --           $10.00       $12.91
  Accumulation Unit Value, End of Period (7,9)..............     --          --           $12.91       $12.95
  Number of Units Outstanding, End of Period (7,9)..........     --          --          190,464            0

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts that commenced operations on May 1, 2000.

(3) Variable Sub-Accounts that commenced operations on January 10, 1999.

(4) Variable Sub-Accounts that commenced operations on October 2, 1995.

(5) Variable Sub-Accounts that commenced operations on November 7, 1996.

(6) Variable Sub-Accounts that commenced operations on October 21, 1997.

(7) End of period May 1, 2000.

(8) Beginning of period May 1, 2000.

(9) Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class 2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into, respectively, new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.

APPENDIX B
MARKET VALUE ADJUSTMENT EXAMPLE
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I   =   the interest crediting rate for a Guarantee Period

  N   =   the number of whole and partial years from the date we
          receive the transfer, withdrawal, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period; and

  J   =   the current interest crediting rate offered for a Guarantee
          Period of length N on the date we determine the Market Value
          Adjustment.

          J will be determined by a linear interpolation between the current interest rates for the next higher and lower integral years. For purposes of interpolation, current interest rates for Guarantee Periods not available under this Contract will be calculated in a manner consistent with those which are available.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

Any transfer, withdrawal, or death benefit (depending on your Contract) paid or amount applied to an Income Plan from a Guarantee Period (except during the 30 day period after such Guarantee Period expires) will be multiplied by the Market Value Adjustment factor to determine the Market Value Adjustment.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:     $10,000 allocated to a Guarantee Period
Guarantee Period:     5 years
Interest Rate:        4.50%
Full Surrender:       End of Contract Year 3

NOTE: This illustration assumes that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract                      $10,000.00 X (1.0450) TO THE POWER OF 3 = $11,411.66
Year 3:

Step 2. Calculate the Free Withdrawal Amount:                            .10 X $11,411.66 = $1,141.17

Step 3. Calculate the Withdrawal Charge:                                 .05 X ($10,000.00 - $1,141.17) = $442.94

Step 4. Calculate the Market Value Adjustment:                             I   =   4.5%
                                                                           J   =   4.2%
                                                                                   730 days
                                                                           N   =   -------    =   2
                                                                                   365 days
                                                                         Market Value Adjustment Factor: .9 X (I - J) X N
                                                                         = .9 X (.045 - .042) X (730/365) = .0054

                                                                         Market Value Adjustment = Market Value Adjustment
                                                                         Factor X Amount Subject to Market Value Adjustment:
                                                                         = .0054 X $11,411.66 = $61.62

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract
Year 3:                                                                  $11,411.66 - $442.94 + $61.62 = $11,030.34

                                           EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract
Year 3:                                                                  $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

Step 2. Calculate the Free Withdrawal Amount:                            .10 X ($11,411.66) = $1,141.17

Step 3. Calculate the Withdrawal Charge:                                 .05 X ($10,000.00 - $1,141.17) = $442.94

Step 4. Calculate the Market Value Adjustment:                             I   =   4.5%
                                                                           J   =   4.8%
                                                                                   730 days
                                                                           N   =   -------    =   2
                                                                                   365 days
                                                                         Market Value Adjustment Factor: .9 X (I - J) X N
                                                                         .9 X (.045 - .048) X (730/365) = -.0054

                                                                         Market Value Adjustment = Market Value Adjustment
                                                                         Factor X Amount Subject to Market Value Adjustment:
                                                                         = -.0054 X $11,411.66 = - $61.62

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract
Year 3:                                                                  $11,411.66 - $442.94 - $61.62 = $10,907.10

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE
----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                      2
----------------------------------------------------------------------------
THE CONTRACT                                                              3
----------------------------------------------------------------------------
   Purchases                                                              3
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)           3
----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                   4
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES                                   9
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS                                  10
----------------------------------------------------------------------------

----------------------------------------------------------------------------
DESCRIPTION                                                             PAGE

GENERAL MATTERS                                                          11
----------------------------------------------------------------------------
   Incontestability                                                      11
----------------------------------------------------------------------------
   Settlements                                                           11
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets                          11
----------------------------------------------------------------------------
   Premium Taxes                                                         11
----------------------------------------------------------------------------
   Tax Reserves                                                          11
----------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                      12
----------------------------------------------------------------------------
EXPERTS                                                                  14
----------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                    F-1
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                        THE STI CLASSIC VARIABLE ANNUITY

Glenbrook Life and Annuity Company       Statement of Additional Information
Glenbrook Life and Annuity Company                            dated May 1, 2001
Variable Annuity Account
3100 Sanders Road, Northbrook, IL 60062
1-800-755-5275

This Statement of Additional Information supplements the information in the prospectus for The STI Classic Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

 TABLE OF CONTENTS



        Description                                                      Page

        Additions, Deletions or Substitutions of Investments
        The Contract
                  Purchases
                  Tax-free Exchanges (1035 Exchanges, Rollovers
                         and Transfers)
        Performance Information
        Calculation of Accumulation Unit Values
        Calculation of Variable Income Payments
        General Matters
                  Incontestability
                  Settlements
                  Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves
        Federal Tax Matters
        Experts
        Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                                        n
                             1000(1 + T)  = ERV

where:

          T     =    average annual total return

          ERV   =    ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of 1, 5, or 10 year periods or shorter period

          n     =    number of years in the period

          1000  =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account. The standardized performance figures for the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Variable Sub-Accounts (collectively, "new Variable Sub-Accounts") reflect the performance of predecessor Variable Sub-Accounts for the period January 10, 1999 (date of inception) to May 1, 2000 (date the predecessor Sub-Accounts, for administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

                     (Without the Enhanced Death Benefit Option)

Variable Sub Account                                                                            Ten Years or
--------------------                                                One Year        5 Year       Inception*
AIM V.I. Balanced                                                     N/A            N/A           -13.07%
AIM V.I. Capital Appreciation                                       -16.91%          N/A            10.82%
AIM V.I. Growth and Income                                            N/A            N/A           -29.98%
AIM V.I. Growth                                                       N/A            N/A           -40.71%
AIM V.I. High Yield                                                 -24.47%          N/A           - 9.11%
AIM V.I. Value                                                        N/A            N/A           -33.50%
Federated Prime Money II                                            - 1.12%          3.20%           3.40%
Fidelity VIP Contrafund                                               N/A            N/A           -16.10%
Fidelity VIP Equity-Income                                            N/A            N/A             4.04%
Fidelity VIP Growth                                                   N/A            N/A           -25.61%
Fidelity VIP High Income                                              N/A            N/A           -33.16%
Fidelity VIP Index 500                                                N/A            N/A           -21.43%
Fidelity VIP Overseas                                                 N/A            N/A           -26.31%
MFS Emerging Growth                                                   N/A            N/A           -20.17%
MFS Investors Trust                                                   N/A            N/A           - 9.88%
MFS Research                                                          N/A            N/A           -21.22%
Oppenheimer Aggressive Growth /VA                                     N/A            N/A           -31.39%
Oppenheimer Capital Appreciation /VA                                  N/A            N/A           -19.62%
Oppenheimer Global Securities /VA                                     N/A            N/A           -12.26%
Oppenheimer Main Street Growth & Income /VA                           N/A            N/A           -21.19%
Oppenheimer Multiple Strategies /VA                                 - 0.72%          N/A             5.76%
Oppenheimer Strategic Bond /VA                                      - 4.27%          N/A           - 0.52%
STI Capital Appreciation                                            - 3.86%         17.48%          18.23%
STI Growth and Income                                                 N/A            N/A           - 6.22%
STI International Equity                                            - 9.93%          N/A             6.16%
STI Investment Grade Bond                                           - 0.81%          3.10%           3.78%
STI Mid-Cap Equity                                                  - 9.47%          9.02%           9.35%
STI Quality Growth Stock                                              N/A            N/A           -21.84%
STI Small Cap Value Equity                                            8.55%          N/A           - 3.75%
STI Value Income Stock                                                3.01%         10.11%          11.23%
Templeton Global Income Securities - Class 2                          N/A            N/A             0.66%
Templeton Growth Securities - Class 2                                 N/A            N/A           - 1.66%

    * The Variable Sub-Accounts (or predecessors) commenced operations on the following dates:



                                                               Sub Account
                                                             Inception Dates
AIM V.I. Balanced                                                     4/27/00
AIM V.I. Capital Appreciation                                         1/14/99
AIM V.I. Growth and Income                                            4/27/00
AIM V.I. Growth                                                       4/27/00
AIM V.I. High Yield                                                   1/14/99
AIM V.I. Value                                                        4/27/00
Federated Prime Money II                                              10/2/95
Fidelity VIP Contrafund                                               4/27/00
Fidelity VIP Equity-Income                                            4/27/00

Fidelity VIP Growth                                          4/27/00
Fidelity VIP High Income                                     4/27/00
Fidelity VIP Index 500                                       4/27/00
Fidelity VIP Overseas                                        4/27/00
MFS Emerging Growth                                          4/27/00
MFS Investors Trust                                          4/27/00
MFS Research                                                 4/27/00
Oppenheimer Aggressive Growth                                4/27/00
Oppenheimer Capital Appreciation                             4/27/00
Oppenheimer Global Securities                                4/27/00
Oppenheimer Main Street Growth & Income                      4/27/00
Oppenheimer Multiple Strategies                              1/14/99
Oppenheimer Strategic Bond                                   1/14/99
STI Capital Appreciation                                     10/2/95
STI Growth and Income                                        4/27/00
STI International Equity                                     11/7/96
STI Investment Grade Bond                                    10/2/95
STI Mid-Cap Equity                                           10/2/95
STI Quality Growth Stock                                     4/27/00
STI Small Cap Value Equity                                  10/21/97
STI Value Income Stock                                       10/2/95
Templeton Global Income Securities - Class 2                  5/1/00 (1/10/99)
Templeton Growth Securities - Class 2                         5/1/00 (1/10/99)


(With the Enhanced Death Benefit Option)*


                                                    Average Annual Returns
Variable Sub-Account                                                                             Ten Years or
--------------------                                                 One Year        5 Year       Inception**
AIM V.I. Balanced                                                      N/A            N/A           -13.15%
AIM V.I. Capital Appreciation                                        -16.99%          N/A            10.71%
AIM V.I. Growth and Income                                             N/A            N/A           -30.05%
AIM V.I. Growth                                                        N/A            N/A           -40.77%
AIM V.I. High Yield                                                  -24.55%          N/A           - 9.20%
AIM V.I. Value                                                         N/A            N/A           -33.57%
Federated Prime Money II                                             - 1.22%          3.09%           3.29%
Fidelity VIP Contrafund                                                N/A            N/A           -16.10%
Fidelity VIP Equity-Income                                             N/A            N/A             3.93%
Fidelity VIP Growth                                                    N/A            N/A           -25.61%
Fidelity VIP High Income                                               N/A            N/A           -33.23%
Fidelity VIP Index 500                                                 N/A            N/A           -21.43%
Fidelity VIP Overseas                                                  N/A            N/A           -26.31%
MFS Emerging Growth                                                    N/A            N/A           -31.65%
MFS Investors Trust                                                    N/A            N/A           - 9.97%
MFS Research                                                           N/A            N/A           -21.30%
Oppenheimer Aggressive Growth                                          N/A            N/A           -31.46%
Oppenheimer Capital Appreciation                                       N/A            N/A           -19.70%
Oppenheimer Global Securities                                          N/A            N/A           -12.35%
Oppenheimer Main Street Growth & Income                                N/A            N/A           -21.27%
Oppenheimer Multiple Strategies                                      - 0.82%          N/A             5.66%
Oppenheimer Strategic Bond                                           - 4.37%          N/A           - 0.62%
STI Capital Appreciation                                             - 3.96%         17.36%          18.11%
STI Growth and Income                                                  N/A            N/A           - 6.31%


                                       6

STI International Equity                                             -10.02%          N/A             6.06%
STI Investment Grade Bond                                            - 0.91%          3.00%           3.67%
STI Mid-Cap Equity                                                   - 9.56%          8.91%           9.24%
STI Quality Growth Stock                                               N/A            N/A           -21.92%
STI Small Cap Value Equity                                             8.44%          N/A           - 3.85%
STI Value Income Stock                                                 2.91%         10.00%          11.11%
Templeton Global Income Securities - Class 2                           N/A            N/A             0.55%
Templeton Growth Securities - Class 2                                  N/A            N/A           - 1.76%



*The Enhanced Death Benefit Option was first made available under the Contracts May 1, 1997. Performance figures for periods prior to the availability of the Enhanced Death Benefit Option have been adjusted to reflect the current charge for such Option as if it had been available throughout the periods shown.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to- date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year";
"'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No non-standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account.

The non-standardized performance figures for the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Variable Sub-Accounts (i.e., the new Variable Sub-Accounts) reflect the performance of predecessor Variable Sub-Accounts for the period January 10, 1999 (date of inception) to May 1, 2000 (date the predecessor Sub-Accounts, for administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

          (Without the Enhanced Death Benefit Option)

                                                                              AVG. ANNUAL RETURN
Variable Sub-Account                                                                            Ten Years or
--------------------                                                 1 Year         5 Year       Inception*
AIM V.I. Balanced                                                     N/A            N/A           -5.50%
AIM V.I. Capital Appreciation                                       -12.10%          N/A           13.52%


                                       7

AIM V.I. Growth and Income                                            N/A            N/A          -23.87%
AIM V.I. Growth                                                       N/A            N/A          -35.52%
AIM V.I. High Yield                                                 -20.09%          N/A          - 6.87%
AIM V.I. Value                                                        N/A            N/A          -27.69%
Federated Prime Money II                                              4.60%          3.64%          3.65%
Fidelity VIP Contrafund                                               N/A            N/A          - 8.79%
Fidelity VIP Equity-Income                                            N/A            N/A           13.08%
Fidelity VIP Growth                                                   N/A            N/A          -19.12%
Fidelity VIP High Income                                              N/A            N/A          -27.32%
Fidelity VIP Index 500                                                N/A            N/A          -14.58%
Fidelity VIP Overseas                                                 N/A            N/A          -19.89%
MFS Emerging Growth                                                   N/A            N/A          -13.22%
MFS Investors Trust                                                   N/A            N/A          - 2.03%
MFS Research                                                          N/A            N/A          -14.36%
Oppenheimer Aggressive Growth                                         N/A            N/A          -25.40%
Oppenheimer Capital Appreciation                                      N/A            N/A          -12.61%
Oppenheimer Global Securities                                         N/A            N/A          - 4.62%
Oppenheimer Main Street Growth & Income                               N/A            N/A          -14.32%
Oppenheimer Multiple Strategies                                       5.02%          N/A            8.35%
Oppenheimer Strategic Bond                                            1.26%          N/A            1.92%
STI Capital Appreciation                                              1.70%         17.95%         11.48%
STI Growth and Income                                                 N/A            N/A            1.94%
STI International Equity                                            - 4.72%          N/A            6.70%
STI Investment Grade Bond                                             4.92%          3.54%          4.03%
STI Mid-Cap Equity                                                  - 4.23%          9.47%          9.60%
STI Quality Growth Stock                                              N/A            N/A          -15.02%
STI Small Cap Value Equity                                           14.82%          N/A          - 2.81%
STI Value Income Stock                                                8.96%         10.57%         18.49%
Templeton Global Income Securities - Class 2                          N/A            N/A            9.56%
Templeton Growth Securities - Class 2                                 N/A            N/A            7.04%


*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."


(With the Enhanced Death Benefit Option)*

                                                                               AVG. ANNUAL RETURN
Variable Sub-Account                                                                             Ten Years or
--------------------                                                 1 Year          5 Year       Inception**
AIM V.I. Balanced                                                      N/A            N/A            -5.59%
AIM V.I. Capital Appreciation                                        -12.19%          N/A            13.41%
AIM V.I. Growth and Income                                             N/A            N/A           -23.94%
AIM V.I. Growth                                                        N/A            N/A           -35.59%
AIM V.I. High Yield                                                  -20.17%          N/A           - 6.97%
AIM V.I. Value                                                         N/A            N/A           -27.76%
Federated Prime Money II                                              4.49%          3.53%            3.54%
Fidelity VIP Contrafund                                                N/A            N/A           - 8.79%
Fidelity VIP Equity-Income                                             N/A            N/A            12.97%
Fidelity VIP Growth                                                    N/A            N/A           -19.12%
Fidelity VIP High Income                                               N/A            N/A           -27.40%
Fidelity VIP Index 500                                                 N/A            N/A           -14.58%
Fidelity VIP Overseas                                                  N/A            N/A           -19.89%
MFS Emerging Growth                                                    N/A            N/A           -25.68%
MFS Investors Trust                                                    N/A            N/A           - 2.13%


                                       8

MFS Research                                                           N/A            N/A           -14.44%
Oppenheimer Aggressive Growth                                          N/A            N/A           -25.47%
Oppenheimer Capital Appreciation                                       N/A            N/A           -12.70%
Oppenheimer Global Securities                                          N/A            N/A           - 4.72%
Oppenheimer Main Street Growth & Income                                N/A            N/A           -14.41%
Oppenheimer Multiple Strategies                                        4.91%          N/A             8.24%
Oppenheimer Strategic Bond                                             1.16%          N/A             1.82%
STI Capital Appreciation                                               1.60%         17.83%          11.37%
STI Growth and Income                                                  N/A            N/A             1.84%
STI International Equity                                              -4.81%          N/A             6.59%
STI Investment Grade Bond                                              4.82%          3.44%           3.92%
STI Mid-Cap Equity                                                    -4.32%          9.36%           9.49%
STI Quality Growth Stock                                               N/A            N/A           -15.11%
STI Small Cap Value Equity                                            14.70%          N/A           - 2.91%
STI Value Income Stock                                                 8.86%         10.46%          18.37%
Templeton Global Income Securities - Class 2                           N/A            N/A             9.45%
Templeton Growth Securities - Class 2                                  N/A            N/A             6.93%



* The Enhanced Death Benefit Option was first made available under the Contracts May 1, 1997. Performance figures for periods prior to the availability of the Enhanced Death Benefit Option have been adjusted to reflect the current charge for such Option as if it had been available throughout the periods shown.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below.

      (Without the Enhanced Death Benefit Option)

Variable Sub-Account                                                                Ten Years or
--------------------                                     One Year      5 Year        Inception*
AIM V.I. Balanced                                         -10.65%       N/A             6.47%
AIM V.I. Capital Appreciation                             -16.91%      12.78%          15.32%
AIM V.I. Growth and Income                                -20.32%      14.80%          15.80%
AIM V.I. Growth                                           -12.59%      16.82%          15.96%
AIM V.I. High Yield                                       -24.47%       N/A           -10.96%
AIM V.I. Value                                            - 7.31%      16.22%          17.29%
Federated Prime Money II                                  - 1.12%       3.20%           7.68%
Fidelity VIP Contrafund                                   -12.91%      15.76%          19.41%


                                       9

Fidelity VIP Equity-Income                                  1.13%      11.53%          15.90%
Fidelity VIP Growth                                       -16.98%      17.20%          18.38%
Fidelity VIP High Income                                  -27.71%      -0.30%           8.35%
Fidelity VIP Index 500                                    - 3.10%      19.11%          17.25%
Fidelity VIP Overseas                                     - 5.47%      -0.43%         - 0.07%
MFS Emerging Growth                                       -21.36%      21.18%          22.98%
MFS Investors Trust                                       - 8.04%      13.74%          14.65%
MFS Research                                              -16.89%      12.95%          14.03%
Oppenheimer Aggressive Growth                             -17.22%      17.63%          19.55%
Oppenheimer Capital Appreciation                          - 6.94%      20.56%          17.81%
Oppenheimer Global Securities                             - 1.98%      20.21%          13.99%
Oppenheimer Main Street Growth & Income                   -14.92%      13.33%          16.83%
Oppenheimer Multiple Strategies                           - 0.72%       9.48%          10.20%
Oppenheimer Strategic Bond                                - 4.27%       3.90%           4.23%
STI Capital Appreciation                                  - 3.86%      17.48%          18.23%
STI Growth and Income                                       1.97%       N/A             7.72%
STI International Equity                                  - 9.93%       N/A             6.16%
STI Investment Grade Bond                                 - 0.81%      3.10%            3.78%
STI Mid-Cap Equity                                        - 9.47%      9.02%            9.35%
STI Quality Growth Stock                                  - 9.54%       N/A           - 4.45%
STI Small Cap Value Equity                                  8.55%       N/A           - 3.75%
STI Value Income Stock                                      3.01%      10.11%          11.23%
Templeton Global Income Securities - Class 2                4.44%      -0.07%           3.02%
Templeton Growth Securities - Class 2                      22.18%      16.84%          14.54%



* The inception dates of the Portfolios corresponding to the Variable Sub-Accounts are as follows:


AIM V.I. Balanced Fund                                             May 1, 1998
AIM V.I. Capital Appreciation Fund                                 May 5, 1993
AIM V.I. Growth and Income Fund                                    May 2, 1994
AIM V.I. Growth Fund                                               May 5, 1993
AIM V.I. High Yield                                                May 1, 1998
AIM V.I. Value Fund                                                May 5, 1993
Federated Prime Money Fund II                                November 21, 1994
Fidelity VIP Contrafund Portfolio                              January 3, 1995
Fidelity VIP Equity-Income Portfolio                          October 23, 1986
Fidelity VIP Growth Portfolio                                  October 9, 1986
Fidelity VIP High Income Portfolio                          September 20, 1985
Fidelity VIP Index 500 Portfolio                               August 31, 1992
Fidelity VIP Overseas Portfolio                               January 30, 1987
MFS Emerging Growth Series                                       July 24, 1995
MFS Investors Trust Series                                     October 9, 1995
MFS Research Series                                              July 26, 1995
Oppenheimer Aggressive Growth Fund/VA                          August 15, 1986
Oppenheimer Capital Appreciation Fund/VA                         April 3, 1985
Oppenheimer Global Securities Fund/VA                        November 12, 1990
Oppenheimer Main Street Growth & Income Fund/VA                   July 5, 1995
Oppenheimer Multiple Strategies Fund/VA                       February 9, 1987
Oppenheimer Strategic Bond Fund/VA                                 May 3, 1993
STI Capital Appreciation Fund                                  October 2, 1995
STI Growth and Income Fund                                   December 30, 1999

STI International Equity Fund                                 November 7, 1996
STI Investment Grade Bond Fund                                 October 2, 1995
STI Mid-Cap Equity Fund                                        October 2, 1995
STI Quality Growth Stock Fund                                December 30, 1999
STI Small Cap Value Equity Fund                               October 21, 1997
STI Value Income Stock Fund                                    October 2, 1995
Templeton Global Income Securities Fund - Class 2             January 24, 1989
Templeton Growth Securities Fund - Class 2                      March 15, 1994


(With the Enhanced Death Benefit Option)*

Variable Sub-Account
--------------------
                                                                                     Ten Years or
                                                            One Year     5 Year       Inception**
AIM V.I. Balanced                                            -10.74%       N/A            6.37%
AIM V.I. Capital Appreciation                                -16.99%     13.33%          15.65%
AIM V.I. Growth and Income                                   -20.39%     14.69%          15.68%
AIM V.I. Growth                                              -25.93%     12.92%          13.38%
AIM V.I. High Yield                                          -24.55%       N/A           -9.59%
AIM V.I. Value                                               -20.48%     12.62%          14.86%
Federated Prime Money II                                     - 1.22%      3.09%           3.48%
Fidelity VIP Contrafund                                      -12.94%     14.31%          18.14%
Fidelity VIP Equity-Income                                     1.03%      9.59%          14.68%
Fidelity VIP Growth                                          -17.00%     13.83%          16.61%
Fidelity VIP High Income                                     -27.78%     -2.76%           6.95%
Fidelity VIP Index 500                                       -15.44%     15.81%          15.25%
Fidelity VIP Overseas                                        -24.59%      8.35%           7.64%
MFS Emerging Growth                                          -29.19%     18.57%          20.53%
MFS Investors Trust                                          - 8.13%     13.63%          14.53%
MFS Research                                                 -16.97%     12.83%          13.91%
Oppenheimer Aggressive Growth                                -17.30%     17.51%          19.43%
Oppenheimer Capital Appreciation                             - 7.04%     20.44%          17.69%
Oppenheimer Global Securities                                - 2.08%     20.09%          13.87%
Oppenheimer Main Street Growth & Income                      -15.00%     13.22%          16.71%
Oppenheimer Multiple Strategies                              - 0.82%      9.38%          10.09%
Oppenheimer Strategic Bond                                   - 4.37%      3.79%           4.13%
STI Capital Appreciation                                     - 3.96%     17.36%          18.11%
STI Growth and Income                                          1.87%       N/A            7.61%
STI International Equity                                     -10.02%       N/A            6.06%
STI Investment Grade Bond                                    - 0.91%      3.00%           3.67%
STI Mid-Cap Equity                                           - 9.56%      8.91%           9.24%
STI Quality Growth Stock                                     - 9.65%       N/A           -4.57%
STI Small Cap Value Equity                                     8.44%       N/A           -3.85%
STI Value Income Stock                                         2.91%     10.00%          11.11%
Templeton Global Income Securities - Class 2                 - 3.11%    - 4.95%          -1.76%
Templeton Growth Securities - Class 2                        -18.19%      1.20%           2.93%

*Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Portfolios appear in the first footnote to the preceding table.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation

Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

        (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

        (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION

INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age
59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Glenbrook as of December 31, 2000, and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Glenbrook appearing herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of
Glenbrook Life and Annuity Company:
--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,808    $ 6,579     $6,231
  Realized capital gains and losses.........................      419        312         (5)
                                                              -------    -------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,227      6,891      6,226
INCOME TAX EXPENSE..........................................    3,925      2,382      2,182
                                                              -------    -------     ------
NET INCOME..................................................    7,302      4,509      4,044
                                                              -------    -------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,603     (5,286)     1,315
                                                              -------    -------     ------
COMPREHENSIVE INCOME (LOSS).................................  $10,905    $  (777)    $5,359
                                                              =======    =======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $139,819 and $94,173)....................................   $  144,127     $   92,937
  Short-term................................................        3,085         53,063
                                                               ----------     ----------
  Total investments.........................................      147,212        146,000
Cash........................................................       13,500              9
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    4,702,940      4,144,165
Deferred income taxes.......................................           --            293
Other assets................................................        3,391          2,706
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $6,607,371     $5,834,929
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $    6,094     $      800
Contractholder funds........................................    4,696,846      4,143,365
Current income taxes payable................................        3,729          2,360
Deferred income taxes.......................................        1,842             --
Payable to affiliates, net..................................        5,101          4,122
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    6,453,940      5,692,403
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................        2,500          2,500
Additional capital paid-in..................................      119,241        119,241
Retained income.............................................       28,890         21,588
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................        2,800           (803)
                                                               ----------     ----------
      Total accumulated other comprehensive income (loss)...        2,800           (803)
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      153,431        142,526
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $6,607,371     $5,834,929
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,100   $ 2,100
Issuance of new shares of stock.............................        --        400        --
                                                              --------   --------   -------
Balance, end of year........................................     2,500      2,500     2,100
                                                              --------   --------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $119,241   $ 69,641   $69,641
Capital contribution........................................        --     49,600        --
                                                              --------   --------   -------
Balance, end of year........................................   119,241    119,241    69,641
                                                              --------   --------   -------
RETAINED INCOME
Balance, beginning of year..................................  $ 21,588   $ 17,079   $13,035
Net income..................................................     7,302      4,509     4,044
                                                              --------   --------   -------
Balance, end of year........................................    28,890     21,588    17,079
                                                              --------   --------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (803)  $  4,483   $ 3,168
Change in unrealized net capital gains and losses...........     3,603     (5,286)    1,315
                                                              --------   --------   -------
Balance, end of year........................................     2,800       (803)    4,483
                                                              --------   --------   -------
    Total shareholder's equity..............................  $153,431   $142,526   $93,303
                                                              ========   ========   =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,302   $  4,509   $  4,044
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................      (468)       (65)       (24)
    Realized capital gains and losses.......................      (419)      (312)         5
    Changes in:
      Income taxes payable..................................     1,563        235      1,590
      Other operating assets and liabilities................       254        264        915
                                                              --------   --------   --------
    Net cash provided by operating activities...............     8,232      4,631      6,530
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    20,682      9,049      1,966
  Investment collections....................................     3,163      4,945      7,123
  Investment purchases......................................   (68,967)   (20,328)   (15,250)
Change in short-term investments, net.......................    50,381    (48,288)      (369)
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     5,259    (54,622)    (6,530)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --        400         --
Capital contribution........................................        --     49,600         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     50,000         --
                                                              --------   --------   --------
NET INCREASE IN CASH........................................    13,491          9         --
CASH AT BEGINNING OF YEAR...................................         9         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 13,500   $      9   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products through banks and securities firms. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell investment and life products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Florida, New Jersey, Illinois, Texas and Michigan for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in
Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  2000       1999       1998
                                --------   --------   --------
Contract charges                $ 37,965   $ 27,175   $ 19,009
Credited interest, policy
 benefits, and certain
 expenses                        331,220    253,945    218,008

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48,553, $26,555 and $15,949 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
----------------------  ---------   --------   --------   --------
U.S. government and
  agencies              $ 13,210     $2,376    $    --    $ 15,586
Municipal                  1,656         24        (38)      1,642
Corporate                 82,269      2,092     (1,167)     83,194
Mortgage-backed
  securities              42,684      1,081        (60)     43,705
                        --------     ------    -------    --------
  Total fixed income
   securities           $139,819     $5,573    $(1,265)   $144,127
                        ========     ======    =======    ========
At December 31, 1999
U.S. government and
  agencies              $ 24,274     $1,260    $    --    $ 25,534
Municipal                  1,656         --       (112)      1,544
Corporate                 49,255          9     (2,022)     47,242
Mortgage-backed
  securities              18,988         96       (467)     18,617
                        --------     ------    -------    --------
  Total fixed income
   securities           $ 94,173     $1,365    $(2,601)   $ 92,937
                        ========     ======    =======    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due after one year through five years     $ 41,889    $ 42,368
Due after five years through ten years      43,676      44,318
Due after ten years                         11,570      13,736
                                          --------    --------
                                            97,135     100,422
Mortgage-backed securities                  42,684      43,705
                                          --------    --------
  Total                                   $139,819    $144,127
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $10,317     $6,458     $6,151
Short-term investments                   587        230        183
                                     -------     ------     ------
  Investment income, before expense   10,904      6,688      6,334
  Investment expense                      96        109        103
                                     -------     ------     ------
  Net investment income              $10,808     $6,579     $6,231
                                     =======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $ 419      $ 312       $(5)
                                           -----      -----       ---
  Realized capital gains and losses          419        312        (5)
  Income taxes                              (147)      (109)        2
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $ 272      $ 203       $(3)
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $807 and $370 were realized on sales of fixed income securities during 2000 and 1999, and gross losses of $388, $58 and $5 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $139,819    $144,127    $5,573    $(1,265)    $ 4,308
                       ========    ========    ======    =======
Deferred income taxes                                                 (1,508)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,800
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 5,544    $(8,134)    $2,024
Deferred income taxes                 (1,941)     2,848       (709)
                                     -------    -------     ------
Increase (decrease) in unrealized
 net capital gains (losses)          $ 3,603    $(5,286)    $1,315
                                     =======    =======     ======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $11,044 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  144,127   $  144,127   $   92,937   $   92,937
Short-term
 investments                3,085        3,085       53,063       53,063
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,694,695   $4,467,866   $4,156,964   $3,924,117
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits represent death-benefit guarantees which exist on variable annuity products. The reserves are calculated assuming the expected payout in any year approximates the average payout over time.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $   27,997   $    9,503
Fixed annuities:
  Immediate annuities                       20,577       17,856
  Deferred annuities                     4,648,272    4,116,006
                                        ----------   ----------
  Total Contractholder funds            $4,696,846   $4,143,365
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 7.1% for interest-sensitive life contracts; 3.5% to 7.3% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

7.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and , with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2000       1999
                                               --------   --------
Deferred assets
Unrealized net capital losses                  $    --     $ 433
                                               -------     -----
  Total deferred assets                             --       433

Deferred liabilities
Unrealized net capital gains                    (1,508)       --
Difference in tax bases of investments            (334)     (140)
                                               -------     -----
  Total deferred liabilities                    (1,842)     (140)
                                               -------     -----
  Net deferred (liability) asset               $(1,842)    $ 293
                                               =======     =====

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $3,730     $2,326     $2,164
Deferred                                  195         56         18
                                       ------     ------     ------
  Total income tax expense             $3,925     $2,382     $2,182
                                       ======     ======     ======

The Company paid income taxes of $2,361, $2,148 and $592 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                     --       (0.4)        --
                                        ----       ----       ----
Effective income tax rate               35.0%      34.6%      35.0%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $147,081 and $141,362 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $6,597, $4,179 and $4,698 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $6,597.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $5,752    $(2,014)    $3,738     $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312
Less: reclassification
  adjustments                     208        (73)       135         312       (109)        203         (5)        2          (3)
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Unrealized net capital gains
  (losses)                      5,544     (1,941)     3,603      (8,134)     2,848      (5,286)     2,024      (709)      1,315
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Other comprehensive income
  (loss)                       $5,544    $(1,941)    $3,603     $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315
                               ======    =======     ======     =======     ======     =======     ======     =====      ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $65,852    $65,852    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $37,965    $37,965    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                                         GLENBROOK LIFE AND ANNUITY COMPANY
                                         VARIABLE ANNUITY ACCOUNT

                                         FINANCIAL STATEMENTS AS OF DECEMBER 31,
                                         2000 AND FOR THE PERIODS ENDED
                                         DECEMBER 31, 2000 AND DECEMBER 31,
                                         1999, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life and Annuity Company Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------

ASSETS

Allocation to Sub-Accounts investing in the STI Classic Variable Trust:

    STI Capital Appreciation (a),  5,016,823 shares (cost $85,536,094)                        $ 100,436,808
    STI Growth & Income,  72,333 shares (cost $770,975)                                             785,539
    STI International Equity,  1,138,921 shares (cost $13,406,230)                               11,799,217
    STI Investment Grade Bond,  1,703,032 shares (cost $17,230,062)                              16,502,375
    STI Mid-Cap Equity,  1,759,202 shares (cost $22,717,332)                                     23,397,390
    STI Quality Growth Stock,  27,192 shares (cost $287,993)                                        263,216
    STI Small Cap Equity,  605,741 shares (cost $5,456,035)                                       5,524,354
    STI Value Income Stock,  5,091,129 shares (cost $70,185,451)                                 66,490,154

Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:

    AIM V.I. Balanced,  84,888 shares (cost $1,108,869)                                           1,058,549
    AIM V.I. Capital Appreciation,  999,913 shares (cost $34,266,128)                            30,837,324
    AIM V.I. Growth,  72,572 shares (cost $2,294,296)                                             1,801,243
    AIM V.I. Growth & Income,  87,537 shares (cost $2,676,085)                                    2,292,583
    AIM V.I. High Yield,  258,139 shares (cost $2,270,897)                                        1,641,761
    AIM V.I. Value,  249,972 shares (cost $8,135,620)                                             6,826,741

Allocation to Sub-Accounts investing in the Templeton Variable Products Series Fund:
    Templeton Global Income Securities,  47,462 shares (cost $510,580)                              544,868
    Templeton Growth Securities,  700,962 shares (cost $9,050,837)                                9,603,177

Allocation to Sub-Accounts Investing in the Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth,  23,825 shares (cost $2,218,421)                               1,686,098
    Oppenheimer Capital Appreciation,  44,319 shares (cost $2,266,964)                            2,066,576
    Oppenheimer Global Securities,  72,690 shares (cost $2,285,942)                               2,204,679
    Oppenheimer Main Street Growth & Income,  204,797 shares (cost $4,778,787)                    4,353,988
    Oppenheimer Multiple Strategies,  494,766 shares (cost $8,347,801)                            8,188,386
    Oppenheimer Strategic Bond,  514,148 shares (cost $2,481,913)                                 2,411,353

Allocation to Sub-Account investing in the Federated Insurance Series:

    Federated Prime Money Fund II,  7,755,229 shares (cost $7,755,229)                            7,755,229


(a) Previously known as STI Capital Growth


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------

ASSETS

Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
    VIP Equity Income,  20,030 shares (cost $470,218)                                                $     511,160
    VIP Growth,  118,266 shares (cost $5,865,425)                                                        5,162,304
    VIP High Income,  23,444 shares (cost $233,632)                                                        191,769
    VIP Overseas,  47,881 shares (cost $1,079,162)                                                         957,134

Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:

    VIP II Contrafund,  97,375 shares (cost $2,425,178)                                                  2,311,689
    VIP II Index 500,  32,721 shares (cost $5,327,125)                                                   4,892,713

Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:

    MFS Emerging Growth,  100,457 shares (cost $3,422,150)                                               2,897,189
    MFS Growth & Income,  24,240 shares (cost $512,936)                                                    509,276
    MFS Research,  56,442 shares (cost $1,280,785)                                                       1,173,990
                                                                                                     --------------

         Total Assets                                                                                  327,078,832

LIABILITIES

Payable to Glenbrook Life and Annuity Company:
    Accrued contract maintenance charges                                                                    37,213
                                                                                                     --------------

         Net Assets                                                                                  $ 327,041,619
                                                                                                     ==============



See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                                         STI Classic Variable Trust Sub-Accounts
                                                    -----------------------------------------------------------------------------
                                                                                          STI            STI
                                                      STI Capital      STI Growth     International   Investment     STI Mid-Cap
                                                    Appreciation (a)  & Income (c)       Equity       Grade Bond        Equity
                                                    ---------------- -------------   --------------  ------------    ------------

NET INVESTMENT INCOME (LOSS)

Dividends                                            $  4,724,811    $      3,026    $  2,920,601    $  1,188,772    $  2,858,168
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                        (1,478,657)         (8,961)       (183,994)       (235,191)       (363,257)
     Administrative expense                              (126,457)           (689)        (14,160)        (45,727)        (28,314)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                   2,466,597          (6,624)      2,722,447         907,854       2,466,597
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                               39,138,280          33,934       6,800,197       7,804,399       8,670,245
     Cost of investments sold                          32,402,204          33,374       6,395,881       8,327,646       6,817,548
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                    1,852,697             560         404,316        (523,247)      1,852,697

Change in unrealized gains (losses)                    (7,658,136)         14,564      (3,946,502)        344,998      (4,998,588)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                    (922,060)         15,124      (3,542,186)       (178,249)      3,145,891
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  2,197,637    $      8,500    $   (819,739)   $    729,605    $    679,294
                                                     ============    ============    ============    ============    ============


(a) Previously known as STI Capital Growth

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AIM Variable Insurance
                                                       STI Classic Variable Trust Sub-Accounts              Funds Sub-Accounts
                                                    ----------------------------------------------   -------------------------------
                                                          STI                                                             AIM
                                                     Quality Growth  STI Small Cap     STI Value       AIM V.I.       V.I. Capital
                                                       Stock (c)        Equity        Income Stock    Balanced (c)    Appreciation
                                                     --------------  -------------   -------------   --------------  ---------------

NET INVESTMENT INCOME (LOSS)

Dividends                                            $         75    $     92,877    $  7,336,938    $      1,776    $    872,612
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                            (3,057)        (73,568)       (953,278)         (5,776)       (427,267)
     Administrative expense                                  (236)         (5,626)        (74,112)           (446)        (32,930)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                      (3,218)         13,683       6,309,548          (4,446)        412,415
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                                    2,201       3,245,135      41,012,179          62,630       6,600,522
     Cost of investments sold                               2,261       3,719,321      46,109,432          60,964       5,934,631
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                          (60)       (474,186)     (5,097,253)          1,666         665,891

Change in unrealized gains (losses)                       (24,777)      1,195,603       2,396,381         (50,320)     (6,497,000)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                     (24,837)        721,417      (2,700,872)        (48,654)     (5,831,109)
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $    (28,055)   $    735,100    $  3,608,676    $    (53,100)   $ (5,418,694)
                                                     ============    ============    ============    ============    ============


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                      ---------------------------------------------------------------------
                                                          AIM V.I.       AIM V.I. Growth      AIM V.I.         AIM V.I.
                                                         Growth (c)        & Income (c)      High Yield        Value (c)
                                                      --------------     ---------------   --------------   ---------------

NET INVESTMENT INCOME (LOSS)
Dividends                                               $    61,087       $    71,906       $   213,803       $   311,063
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                             (11,211)          (13,154)          (15,518)          (48,570)
     Administrative expense                                    (866)           (1,017)           (1,218)           (3,735)
                                                        -----------       -----------       -----------       -----------

         Net investment income (loss)                        49,010            57,735           197,067           258,758
                                                        -----------       -----------       -----------       -----------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                                    148,419           205,125           928,352           433,130
     Cost of investments sold                               148,209           203,684           975,514           459,588
                                                        -----------       -----------       -----------       -----------

         Net realized gains (losses)                            210             1,441           (47,162)          (26,458)

Change in unrealized gains (losses)                        (493,053)         (383,502)         (574,292)       (1,308,879)
                                                        -----------       -----------       -----------       -----------

         Net realized and unrealized gains
              (losses) on investments                      (492,843)         (382,061)         (621,454)       (1,335,337)
                                                        -----------       -----------       -----------       -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $  (443,833)      $  (324,326)      $  (424,387)      $(1,076,579)
                                                        ===========       ===========       ===========       ===========


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Templeton Variable Products
                                                       Series Fund Sub-Accounts     Oppenheimer Variable Account Funds Sub-Accounts
                                                    ------------------------------  -----------------------------------------------

                                                       Templeton       Templeton       Oppenheimer   Oppenheimer       Oppenheimer
                                                     Global Income      Growth         Aggressive      Capital           Global
                                                      Securities       Securities       Growth (c)  Appreciation (c)  Securities (c)
                                                     -------------   -------------   -------------- ---------------- ---------------

NET INVESTMENT INCOME (LOSS)

Dividends                                            $       --      $       --      $       --      $       --      $       --
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                            (4,785)        (87,565)        (13,293)        (12,370)        (14,382)
     Administrative expense                                  (370)         (6,725)         (1,020)           (952)         (1,103)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                      (5,155)        (94,290)        (14,313)        (13,322)        (15,485)
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                                  181,327       2,347,128         128,130         245,823         277,882
     Cost of investments sold                             181,839       2,305,720         140,171         252,983         285,013
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                         (512)         41,408         (12,041)         (7,160)         (7,131)

Change in unrealized gains (losses)                        46,051          70,501        (532,323)       (200,388)        (81,263)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                      45,539         111,909        (544,364)       (207,548)        (88,394)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     40,384    $     17,619    $   (558,677)   $   (220,870)   $   (103,879)
                                                     ============    ============    ============    ============    ============


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Fidelity
                                                                                                      Federated         Variable
                                                                                                      Insurance         Insurance
                                                          Oppenheimer Variable Account Funds            Series         Products Fund
                                                                       Sub-Accounts                  Sub-Account       Sub-Accounts
                                                     ---------------------------------------------  ----------------  --------------
                                                      Oppenheimer
                                                      Main Street      Oppenheimer    Oppenheimer      Federated
                                                       Growth &         Multiple       Strategic      Prime Money      VIP Equity
                                                      Income (c)       Strategies        Bond           Fund II        Income (c)
                                                     -------------   -------------   -------------  ---------------- --------------
NET INVESTMENT INCOME (LOSS)

Dividends                                            $       --      $    780,319    $    193,167    $    451,188    $       --
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                           (28,976)        (95,101)        (27,507)        (99,966)        (3,058)
     Administrative expense                                (2,230)         (7,350)         (2,116)         (7,724)          (234)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                     (31,206)        677,868         163,544         343,498          (3,292)
                                                     ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                                  686,874       1,596,065         991,067       8,199,913          33,520
     Cost of investments sold                             685,858       1,615,865       1,025,653       8,199,913          31,846
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                        1,016         (19,800)        (34,586)           --             1,674

Change in unrealized gains (losses)                      (424,799)       (330,548)        (90,972)           --            40,942
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                    (423,783)       (350,348)       (125,558)           --            42,616
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (454,989)   $    327,520    $     37,986    $    343,498    $     39,324
                                                     ============    ============    ============    ============    ============


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fidelity Variable
                                                              Fidelity Variable Insurance               Insurance Products
                                                              Products Fund Sub-Accounts               Fund II Sub-Accounts
                                                     ---------------------------------------------   -----------------------------
                                                                        VIP High         VIP            VIP II          VIP II
                                                     VIP Growth (c)    Income (c)     Overseas (c)   Contrafund (c)  Index 500 (c)
                                                     --------------   ------------   -------------   --------------  -------------

NET INVESTMENT INCOME (LOSS)

Dividends                                            $       --      $       --      $       --      $       --      $       --
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                           (48,795)         (1,397)         (8,309)        (32,030)        (69,953)
     Administrative expense                                (3,831)           (109)           (659)         (2,469)         (5,481)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                     (52,626)         (1,506)         (8,968)        (34,499)        (75,434)
                                                     ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                                  480,987          45,017          86,049         245,312         347,186
     Cost of investments sold                             496,462          48,578          87,185         249,170         353,821
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                      (15,475)         (3,561)         (1,136)         (3,858)         (6,635)

Change in unrealized gains (losses)                      (703,121)        (41,863)       (122,028)       (113,489)       (434,412)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                    (718,596)        (45,424)       (123,164)       (117,347)       (441,047)
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (771,222)   $    (46,930)   $   (132,132)   $   (151,846)   $   (516,481)
                                                     ============    ============    ============    ============    ============


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                                           MFS Variable Insurance Trust Sub-Accounts
                                                               -------------------------------------------------------------------
                                                                  MFS Emerging             MFS Growth                 MFS
                                                                   Growth (c)             & Income (c)            Research (c)
                                                               -------------------     -------------------     -------------------
NET INVESTMENT INCOME (LOSS)

Dividends                                                            $    --             $    --                   $    --
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                                        (20,808)             (3,255)                   (8,528)
     Administrative expense                                             (1,599)               (249)                     (647)
                                                                     ---------           ---------                 ---------

         Net investment income (loss)                                  (22,407)             (3,504)                   (9,175)
                                                                     ---------           ---------                 ---------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:

     Proceeds from sales                                               123,826              25,050                   126,128
     Cost of investments sold                                          125,243              24,743                   137,504
                                                                     ---------           ---------                 ---------

         Net realized gains (losses)                                    (1,417)                307                   (11,376)

Change in unrealized gains (losses)                                   (524,961)             (3,660)                 (106,795)
                                                                     ---------           ---------                 ---------

         Net realized and unrealized gains
              (losses) on investments                                 (526,378)             (3,353)                 (118,171)
                                                                     ---------           ---------                 ---------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                                      $(548,785)          $  (6,857)                $(127,346)
                                                                     =========           =========                 =========



(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                                     STI Classic Variable Trust Sub-Accounts
                                                    -----------------------------------------------------------------------------
                                                             STI Capital              STI Growth         STI International
                                                           Appreciation (a)            & Income                Equity
                                                    ------------------------------   ------------    ----------------------------
                                                        2000             1999           2000 (c)         2000            1999
                                                    -------------    -------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                         $  3,119,697    $  7,278,778    $     (6,624)   $  2,722,447    $    104,883
Net realized gains (losses)                             6,736,076       2,098,194             560         404,316         553,340
Change in unrealized gains (losses)                    (7,658,136)       (979,087)         14,564      (3,946,502)        640,078
                                                     ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                                    2,197,637       8,397,885           8,500        (819,739)      1,298,301
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                  797,592      15,853,779            --            86,359       1,316,385
Benefit payments                                       (1,253,974)     (1,157,750)           --          (148,769)       (188,434)
Payments on termination                               (11,704,603)     (7,850,167)           --        (1,648,225)     (1,431,925)
Contract maintenance charge                                 2,225         (34,572)           (147)          1,194          (3,844)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (22,831,521)     12,500,249         777,097      (3,932,488)     (1,649,649)
                                                     ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions                        (34,990,281)     19,311,539         776,950      (5,641,929)     (1,957,467)
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                     (32,792,644)     27,709,424         785,450      (6,461,668)       (659,166)

NET ASSETS AT BEGINNING OF PERIOD                     133,218,025     105,508,601            --        18,259,543      18,918,709
                                                     ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                          $100,425,381    $133,218,025    $    785,450    $ 11,797,875    $ 18,259,543
                                                     ============    ============    ============    ============    ============


(a) Previously known as STI Capital Growth
(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                                STI Classic Variable Trust Sub-Accounts
                                                     ----------------------------------------------------------------------------
                                                            STI Investment                  STI Mid-Cap              STI Quality
                                                              Grade Bond                      Equity                 Growth Stock
                                                     ----------------------------    ----------------------------    ------------
                                                        2000            1999            2000            1999           2000 (c)
                                                     ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                         $    907,854    $  1,144,971    $  2,466,597    $     75,785    $     (3,218)
Net realized gains (losses)                              (523,247)        (79,389)      1,852,697         427,350             (60)
Change in unrealized gains (losses)                       344,998      (1,717,916)     (4,998,588)      2,723,497         (24,777)
                                                     ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                                      729,605        (652,334)       (679,294)      3,226,632         (28,055)
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                   73,959       3,527,483         203,645       1,453,587            --
Benefit payments                                         (191,028)        (50,688)       (352,029)       (272,459)           --
Payments on termination                                (2,305,192)     (2,986,524)     (2,897,680)     (1,819,424)           --
Contract maintenance charge                                 1,198          (4,170)            588          (6,801)            (73)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (3,400,972)      2,688,900      (3,599,335)     (2,963,074)        291,314
                                                     ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets
     from capital transactions                         (5,822,035)      3,175,001      (6,644,811)     (3,608,171)        291,241
                                                     ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS                      (5,092,430)      2,522,667      (7,324,105)       (381,539)        263,186

NET ASSETS AT BEGINNING OF PERIOD                      21,592,928      19,070,261      30,718,833      31,100,372            --
                                                     ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                          $ 16,500,498    $ 21,592,928    $ 23,394,728    $ 30,718,833    $    263,186
                                                     ============    ============    ============    ============    ============


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  AIM Variable
                                                                                                                 Insurance Funds
                                                          STI Classic Variable Trust Sub-Accounts                 Sub-Accounts
                                                 ------------------------------------------------------------    ---------------
                                                         STI Small Cap                      STI Value                AIM V.I.
                                                            Equity                        Income Stock               Balanced
                                                 ----------------------------    ----------------------------    ---------------
                                                     2000            1999           2000             1999            2000 (c)
                                                 ------------    ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                     $     13,683    $    (12,790)   $  6,309,548    $  9,176,647    $     (4,446)
Net realized gains (losses)                          (474,186)       (686,576)     (5,097,253)        719,053           1,666
Change in unrealized gains (losses)                 1,195,603          91,211       2,396,381     (15,010,333)        (50,320)
                                                 ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                                  735,100        (608,155)      3,608,676      (5,114,633)        (53,100)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               46,960       1,042,643         459,770       9,542,762          78,603
Benefit payments                                      (47,054)       (173,961)       (874,002)     (1,193,475)           --
Payments on termination                            (1,103,824)       (658,337)     (8,830,922)     (6,806,043)        (31,544)
Contract maintenance charge                               129          (1,252)          3,046         (27,822)           (142)
Transfers among the sub-accounts
     and with the Fixed Account - net              (1,059,363)     (1,497,501)    (29,294,125)      6,290,059       1,064,612
                                                 ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions                     (2,163,152)     (1,288,408)    (38,536,233)      7,805,481       1,111,529
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                  (1,428,052)     (1,896,563)    (34,927,557)      2,690,848       1,058,429

NET ASSETS AT BEGINNING OF PERIOD                   6,951,777       8,848,340     101,410,146      98,719,298            --
                                                 ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                      $  5,523,725    $  6,951,777    $ 66,482,589    $101,410,146    $  1,058,429
                                                 ============    ============    ============    ============    ============


(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                               AIM Variable Insurance Funds Sub-Accounts
                                       -------------------------------------------------------------------------------------------
                                                                                          AIM V.I.
                                                                         AIM V.I.          Growth
                                       AIM V.I. Capital Appreciation      Growth          & Income         AIM V.I. High Yield
                                       -----------------------------    -----------      -----------    --------------------------
                                          2000             1999 (b)       2000 (c)         2000 (c)        2000          1999 (b)
                                       -----------       -----------    -----------      -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $   412,415       $   215,040    $    49,010      $    57,735    $   197,067    $   143,485
Net realized gains (losses)                665,891            18,185            210            1,441        (47,162)         6,912
Change in unrealized gains (losses)     (6,497,000)        3,068,196       (493,053)        (383,502)      (574,292)       (54,844)
                                       -----------       -----------    -----------      -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                    (5,418,694)        3,301,421       (443,833)        (324,326)      (424,387)        95,553
                                       -----------       -----------    -----------      -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   802,039         3,318,156         44,190          107,944         95,988      1,032,178
Benefit payments                          (123,836)             --             --               --           (7,033)        (1,128)
Payments on termination                 (3,347,105)         (261,261)       (72,327)         (66,650)      (314,404)      (201,543)
Contract maintenance charge                 (4,889)           (5,069)          (343)            (360)           277           (671)
Transfers among the sub-accounts
     and with the Fixed Account - net   23,465,683         9,107,371      2,273,351        2,575,714        208,847      1,157,897
                                       -----------       -----------    -----------      -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions          20,791,892        12,159,197      2,244,871        2,616,648        (16,325)     1,986,733
                                       -----------       -----------    -----------      -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS       15,373,198        15,460,618      1,801,038        2,292,322       (440,712)     2,082,286

NET ASSETS AT BEGINNING OF PERIOD       15,460,618              --             --               --        2,082,286           --
                                       -----------       -----------    -----------      -----------    -----------    -----------

NET ASSETS AT END OF PERIOD            $30,833,816       $15,460,618    $ 1,801,038      $ 2,292,322    $ 1,641,574    $ 2,082,286
                                       ===========       ===========    ===========      ===========    ===========    ===========



(b) For the Period Beginning January 14, 1999 and Ended December 31, 1999

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                  AIM Variable
                                                Insurance Funds
                                                  Sub-Accounts            Templeton Variable Products Series Fund Sub-Accounts
                                                ----------------      ------------------------------------------------------------
                                                                           Templeton Global
                                                 AIM V.I. Value            Income Securities          Templeton Growth Securities
                                                ----------------      ---------------------------     ----------------------------
                                                    2000 (c)                2000         1999 (b)        2000           1999 (b)
                                                ----------------      ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                     $    258,758         $     (5,155)   $       (242)   $    (94,290)   $      7,764
Net realized gains (losses)                           (26,458)                (512)         (2,881)         41,408          10,908
Change in unrealized gains (losses)                (1,308,879)              46,051         (11,763)         70,501         481,839
                                                 ------------         ------------    ------------    ------------    ------------

Increase (decrease) in net assets
    from operations                                (1,076,579)              40,384         (14,886)         17,619         500,511
                                                 ------------         ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              109,115               22,260         335,376          49,061         774,673
Benefit payments                                     (113,320)              (3,308)           --           (21,709)           --
Payments on termination                              (166,317)             (40,589)         (6,321)       (648,862)        (78,990)
Contract maintenance charge                            (1,140)                  38            (167)           (662)         (1,396)
Transfers among the sub-accounts
    and with the Fixed Account - net                8,074,205                6,653         205,366       5,841,242       3,170,597
                                                 ------------         ------------    ------------    ------------    ------------

Increase (decrease) in net assets
    from capital transactions                       7,902,543              (14,946)        534,254       5,219,070       3,864,884
                                                 ------------         ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                   6,825,964               25,438         519,368       5,236,689       4,365,395

NET ASSETS AT BEGINNING OF PERIOD                        --                519,368            --         4,365,395            --
                                                 ------------         ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                      $  6,825,964         $    544,806    $    519,368    $  9,602,084    $  4,365,395
                                                 ============         ============    ============    ============    ============


(b) For the Period Beginning January 14, 1999 and Ended December 31, 1999

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                         Oppenheimer Variable Account Funds Sub-Accounts
                                      -------------------------------------------------------------------------------------------
                                      Oppenheimer   Oppenheimer     Oppenheimer      Oppenheimer
                                      Aggressive      Capital         Global         Main Street           Oppenheimer
                                        Growth      Appreciation    Securities     Growth & Income       Multiple Strategies
                                     ------------   ------------    -----------    ---------------    ---------------------------
                                       2000 (c)       2000 (c)       2000 (c)         2000 (c)            2000         1999 (b)
                                     ------------   ------------    -----------    ---------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $  (14,313)   $   (13,322)   $   (15,485)     $   (31,206)     $   677,868    $     4,163
Net realized gains (losses)              (12,041)        (7,160)        (7,131)           1,016          (19,800)           933
Change in unrealized gains (losses)     (532,323)      (200,388)       (81,263)        (424,799)        (330,548)       171,133
                                      ----------    -----------    -----------      -----------      -----------    -----------

Increase (decrease) in net assets
     from operations                    (558,677)      (220,870)      (103,879)        (454,989)         327,520        176,229
                                      ----------    -----------    -----------      -----------      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  48,801         10,706         28,303          212,478          193,032      1,512,033
Benefit payments                         (30,459)       (59,113)       (47,725)         (73,551)            --             --
Payments on termination                  (28,784)       (19,246)       (74,409)         (79,117)        (413,387)       (89,049)
Contract maintenance charge                 (337)          (375)          (370)            (694)            (993)        (1,319)
Transfers among the sub-accounts
     and with the Fixed
     Account - net                     2,255,362      2,355,239      2,402,508        4,749,366        3,993,403      2,489,985
                                      ----------    -----------    -----------      -----------      -----------    -----------

Increase (decrease) in net assets
     from capital transactions         2,244,583      2,287,211      2,308,307        4,808,482        3,772,055      3,911,650
                                      ----------    -----------    -----------      -----------      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS      1,685,906      2,066,341      2,204,428        4,353,493        4,099,575      4,087,879

NET ASSETS AT BEGINNING OF PERIOD           --             --             --               --          4,087,879           --
                                      ----------    -----------    -----------      -----------      -----------    -----------

NET ASSETS AT END OF PERIOD           $1,685,906    $ 2,066,341    $ 2,204,428      $ 4,353,493      $ 8,187,454    $ 4,087,879
                                      ==========    ===========    ===========      ===========      ===========    ===========


(b) For the Period Beginning January 14, 1999 and Ended December 31, 1999

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Oppenheimer                                             Fidelity Variable
                                                  Variable Account           Federated Insurance            Insurance Products
                                                 Funds Sub-Accounts          Series Sub-Account              Fund Sub-Accounts
                                             --------------------------    --------------------------    --------------------------
                                                     Oppenheimer               Federated Prime           VIP Equity
                                                   Strategic Bond               Money Fund II              Income        VIP Growth
                                             --------------------------    --------------------------    -----------    -----------
                                                2000          1999 (b)        2000           1999          2000 (c)       2000 (c)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   163,544    $     5,020    $   343,498    $   255,832    $    (3,292)   $   (52,626)
Net realized gains (losses)                      (34,586)            54           --             --            1,674        (15,475)
Change in unrealized gains (losses)              (90,972)        20,412           --             --           40,942       (703,121)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              37,986         25,486        343,498        255,832         39,324       (771,222)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           9,648        631,371         59,774        920,563           --             --
Benefit payments                                 (62,888)        (1,117)       (24,541)       (11,009)          --             --
Payments on termination                         (238,573)       (32,080)    (2,585,687)    (2,297,384)       (24,683)          --
Contract maintenance charge                           95           (547)         1,289           (413)           (72)        (1,167)
Transfers among the sub-accounts
     and with the Fixed Account - net            909,582      1,132,116      1,318,906      1,388,976        496,533      5,934,106
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   617,864      1,729,743     (1,230,259)           733        471,778      5,932,939
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                655,850      1,755,229       (886,761)       256,565        511,102      5,161,717

NET ASSETS AT BEGINNING OF PERIOD              1,755,229           --        8,641,108      8,384,543           --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 2,411,079    $ 1,755,229    $ 7,754,347    $ 8,641,108    $   511,102    $ 5,161,717
                                             ===========    ===========    ===========    ===========    ===========    ===========


(b) For the Period Beginning January 14, 1999 and Ended December 31, 1999

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Fidelity Variable Insurance          Fidelity Variable Insurance
                                                                   Products Fund Sub-Accounts         Products Fund II Sub-Accounts
                                                                  -----------------------------       -----------------------------
                                                                   VIP High            VIP              VIP II            VIP II
                                                                    Income           Overseas         Contrafund         Index 500
                                                                  -----------       -----------       -----------       -----------
                                                                    2000 (c)          2000 (c)          2000 (c)          2000 (c)
                                                                  -----------       -----------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                                      $    (1,506)      $    (8,968)      $   (34,499)      $   (75,434)
Net realized gains (losses)                                            (3,561)           (1,136)           (3,858)           (6,635)
Change in unrealized gains (losses)                                   (41,863)         (122,028)         (113,489)         (434,412)
                                                                  -----------       -----------       -----------       -----------

Increase (decrease) in net assets
     from operations                                                  (46,930)         (132,132)         (151,846)         (516,481)
                                                                  -----------       -----------       -----------       -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                               43,244            23,001              --             173,718
Benefit payments                                                         --                --                --             (57,255)
Payments on termination                                               (17,747)          (36,518)             --            (343,247)
Contract maintenance charge                                               (27)             (208)             (727)           (1,337)
Transfers among the sub-accounts
     and with the Fixed Account - net                                 213,207         1,102,882         2,463,999         5,636,758
                                                                  -----------       -----------       -----------       -----------

Increase (decrease) in net assets
     from capital transactions                                        238,677         1,089,157         2,463,272         5,408,637
                                                                  -----------       -----------       -----------       -----------

INCREASE (DECREASE) IN NET ASSETS                                     191,747           957,025         2,311,426         4,892,156

NET ASSETS AT BEGINNING OF PERIOD                                        --                --                --                --
                                                                  -----------       -----------       -----------       -----------

NET ASSETS AT END OF PERIOD                                       $   191,747       $   957,025       $ 2,311,426       $ 4,892,156
                                                                  ===========       ===========       ===========       ===========

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000
----------------------------------------------------------------------------------------------------------------------------
                                                                      MFS Variable Insurance Trust Sub-Accounts
                                                            ----------------------------------------------------------------
                                                               MFS Emerging           MFS Growth                MFS
                                                                  Growth               & Income               Research
                                                            --------------------  --------------------   -------------------
                                                                 2000 (c)              2000 (c)               2000 (c)
                                                            --------------------  --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                                          $ (22,407)             $ (3,504)             $ (9,175)
Net realized gains (losses)                                              (1,417)                  307               (11,376)
Change in unrealized gains (losses)                                    (524,961)               (3,660)             (106,795)
                                                            --------------------  --------------------   -------------------
Increase (decrease) in net assets
     from operations                                                   (548,785)               (6,857)             (127,346)
                                                            --------------------  --------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                                105,876                38,084                45,540
Benefit payments                                                              -                     -                     -
Payments on termination                                                 (56,425)               (1,638)               (9,735)
Contract maintenance charge                                                (670)                 (121)                 (231)
Transfers among the sub-accounts
     and with the Fixed Account - net                                 3,396,863               479,750             1,265,628
                                                            --------------------  --------------------   -------------------

Increase (decrease) in net assets
     from capital transactions                                        3,445,644               516,075             1,301,202
                                                            --------------------  --------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS                                     2,896,859               509,218             1,173,856

NET ASSETS AT BEGINNING OF PERIOD                                             -                     -                     -
                                                            --------------------  --------------------   -------------------

NET ASSETS AT END OF PERIOD                                         $ 2,896,859             $ 509,218           $ 1,173,856
                                                            ====================  ====================   ===================

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues the STI Classic Variable Annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       STI CLASSIC VARIABLE TRUST                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
           STI Capital Appreciation (previously known               Oppenheimer Aggressive Growth
             as STI Capital Growth)                                 Oppenheimer Capital Appreciation
           STI Growth & Income                                      Oppenheimer Global Securities
           STI International Equity                                 Oppenheimer Main Street Growth & Income
           STI Investment Grade Bond                                Oppenheimer Multiple Strategies
           STI Mid-Cap Equity                                       Oppenheimer Strategic Bond
           STI Quality Growth Stock                           FEDERATED INSURANCE SERIES
           STI Small Cap Equity                                     Federated Prime Money Fund II
           STI Value Income Stock                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
       AIM VARIABLE INSURANCE FUNDS                                 VIP Equity Income
           AIM V.I. Balanced                                        VIP Growth
           AIM V.I. Capital Appreciation                            VIP High Income
           AIM V.I. Growth                                          VIP Overseas
           AIM V.I. Growth & Income                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
           AIM V.I. High Yield                                      VIP II Contrafund
           AIM V.I. Value                                           VIP II Index 500
       TEMPLETON VARIABLE PRODUCTS SERIES FUND                MFS VARIABLE INSURANCE TRUST
           Templeton Global Income Securities                       MFS Emerging Growth
           Templeton Growth Securities                              MFS Growth & Income
                                                                    MFS Research

      Glenbrook Life provides insurance and administrative services to the Account for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

-------------------------------------------------------------------------------


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.     EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

-------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED

   (Units in whole amounts)

                                                                           STI Classic Variable Annuity
                                                     -----------------------------------------------------------------------------
                                                                             Unit activity
                                                                             during 2000:                             Accumulated
                                                                        -----------------------                        Unit Value
                                                     Units Outstanding    Units         Units     Units Outstanding   December 31,
                                                     December 31, 1999   Issued       Redeemed    December 31, 2000      2000
                                                     -----------------  ---------    ----------   -----------------  -------------
Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation (a)                     3,298,412         278,779    (1,068,540)      2,508,651      $    24.34
       STI Growth & Income                                   --            25,331        (1,796)         23,535           10.13
       STI International Equity                           681,256          96,989      (324,439)        453,806           13.08
       STI Investment Grade Bond                          996,889         168,898      (434,298)        731,489           12.30
       STI Mid-Cap Equity                               1,236,668         167,063      (429,663)        974,068           16.17
       STI Quality Growth Stock                              --            12,580        (3,436)          9,144            8.96
       STI Small Cap Equity                               330,184         129,528      (203,703)        256,009            9.13
       STI Value Income Stock                           3,911,784         422,589    (1,907,143)      2,427,230           17.68

Investments in the AIM Variable Insurance Funds Sub-Accounts:
       AIM V.I. Balanced                                     --            71,383        (8,508)         62,875            9.63
       AIM V.I. Capital Appreciation                      468,136       1,213,548      (450,824)      1,230,860           12.82
       AIM V.I. Growth                                       --           164,528       (24,340)        140,188            7.44
       AIM V.I. Growth & Income                              --           205,550       (29,686)        175,864            8.32
       AIM V.I. High Yield                                 76,290          49,181       (41,944)         83,527            8.70
       AIM V.I. Value                                        --           514,658       (57,179)        457,479            8.04

Investments in the Templeton Variable Products Series
   Fund Sub-Accounts:
       Templeton Global Income Securities                  32,244          57,154       (63,695)         25,703           11.38
       Templeton Growth Securities                        147,546         468,527      (279,307)        336,766           13.58

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
       Oppenheimer Aggressive Growth                         --            98,797        (4,914)         93,883            8.21
       Oppenheimer Capital Appreciation                      --           137,168       (26,465)        110,703            9.13
       Oppenheimer Global Securities                         --           139,012       (30,961)        108,051            9.69
       Oppenheimer Main Street Growth & Income               --           316,942       (66,137)        250,805            9.01
       Oppenheimer Multiple Strategies                    186,352         330,795      (121,736)        395,411           11.70
       Oppenheimer Strategic Bond                          73,123         117,454       (58,608)        131,969           10.38

Investments in the Federated Insurance Series Sub-Account:
       Federated Prime Money Fund II                      481,530         748,352      (871,157)        358,725           12.07

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
       VIP Equity Income                                     --            26,503        (6,639)         19,864           10.86
       VIP Growth                                            --           347,062       (50,320)        296,742            8.67
       VIP High Income                                       --            21,855        (6,691)         15,164            8.07
       VIP Overseas                                          --            78,609       (10,329)         68,280            8.61

Investments in the Fidelity Variable Insurance Products
   Fund II Sub-Accounts:
       VIP II Contrafund                                     --           158,117       (28,936)        129,181            9.40
       VIP II Index 500                                      --           313,565       (31,460)        282,105            8.99

Investments in the MFS Variable Insurance Trust Sub-Accounts:
       MFS Emerging Growth                                   --           208,812       (35,228)        173,584            8.19
       MFS Growth & Income                                   --            26,335        (5,920)         20,415            9.86
       MFS Research                                          --            54,519        (7,271)         47,248            9.01


   (a) Previously known as STI Capital Growth

   Units relating to accrued contract maintenance charges are included in units redeemed.

-------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED (continued)

    (Units in whole amounts)

                                                                  STI Classic Variable Annuity with Enhanced Death Benefit
                                                       ---------------------------------------------------------------------------
                                                                               Unit activity
                                                          Units                 during 2000:              Units        Accumulated
                                                       Outstanding        -----------------------      Outstanding     Unit Value
                                                       December 31,       Units          Units         December 31,    December 31,
                                                          1999            Issued        Redeemed         2000             2000
                                                       ------------       ------       ----------     -------------  -------------
Investments in the STI Classic Variable Trust Sub-Accounts:
        STI Capital Appreciation (a)                    2,274,389         239,747        (890,439)      1,623,697    $      24.25
        STI Growth & Income                                  --            56,428          (2,393)         54,035           10.12
        STI International Equity                          650,400          69,935        (270,655)        449,680           13.03
        STI Investment Grade Bond                         847,001         161,741        (396,699)        612,043           12.26
        STI Mid-Cap Equity                                584,235          82,392        (192,199)        474,428           16.11
        STI Quality Growth Stock                             --            20,241              (3)         20,238            8.96
        STI Small Cap Equity                              545,289          65,446        (260,588)        350,147            9.10
        STI Value Income Stock                          2,345,908         289,432      (1,296,486)      1,338,854           17.61

Investments in the AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Balanced                                    --            58,006         (10,899)         47,107            9.62
        AIM V.I. Capital Appreciation                     592,699         973,497        (389,179)      1,177,017           12.79
        AIM V.I. Growth                                      --           113,271         (11,344)        101,927            7.44
        AIM V.I. Growth & Income                             --           115,236         (15,590)         99,646            8.32
        AIM V.I. High Yield                               115,113          56,403         (66,120)        105,396            8.68
        AIM V.I. Value                                       --           468,404         (76,429)        391,975            8.03

Investments in the Templeton Variable Products Series
    Fund Sub-Accounts:
        Templeton Global Income Securities                 23,888          39,443         (41,129)         22,202           11.37
        Templeton Growth Securities                       190,464         496,583        (316,304)        370,743           13.57

Investments in the Oppenheimer Variable Account Funds
    Sub-Accounts:
        Oppenheimer Aggressive Growth                        --           133,154         (21,590)        111,564            8.20
        Oppenheimer Capital Appreciation                     --           125,579          (9,935)        115,644            9.13
        Oppenheimer Global Securities                        --           143,223         (23,609)        119,614            9.68
        Oppenheimer Main Street Growth & Income              --           280,179         (47,704)        232,475            9.01
        Oppenheimer Multiple Strategies                   180,771         251,643        (127,398)        305,016           11.68
        Oppenheimer Strategic Bond                         98,211          74,304         (72,000)        100,515           10.36

Investments in the Federated Insurance Series Sub-Account:
        Federated Prime Money Fund II                     268,039         790,071        (773,313)        284,797           12.03

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Equity Income                                    --            33,596          (6,393)         27,203           10.86
        VIP Growth                                           --           363,084         (64,367)        298,717            8.67
        VIP High Income                                      --            11,390          (2,775)          8,615            8.06
        VIP Overseas                                         --            49,110          (6,274)         42,836            8.61

Investments in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                    --           148,421         (31,679)        116,742            9.40
        VIP II Index 500                                     --           298,814         (36,930)        261,884            8.99

Investments in the MFS Variable Insurance Trust Sub-Accounts:
        MFS Emerging Growth                                  --           230,193         (50,103)        180,090            8.19
        MFS Growth & Income                                  --            33,744          (2,508)         31,236            9.86
        MFS Research                                         --            94,702         (11,593)         83,109            9.00

   (a) Previously known as STI Capital Growth

   Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)  FINANCIAL STATEMENTS:

       The financial statements of Glenbrook Life and Annuity Company and the financial statements of Glenbrook Life and Annuity Company Variable Annuity Account are contained in Part B of this Registration Statement.

       (b)  EXHIBITS:

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Variable Annuity Account (Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-91914) dated April 26, 1996).

(2)  Not Applicable.

(3) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-91914) dated April 26, 1996).

(4) Form of Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form S-1 Registration Statement (File No. 33-91916) dated February 25, 1997).

(5) Form of application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form S-1 Registration Statement (File No. 33-91916) dated February 25, 1997).

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999).

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999).

(7) Reinsurance Agreement with Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form S-1 Registration Statement (File No. 333-07275) dated June 28, 1996).

(8)(a) Form of Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference in Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203), dated April 22, 1996).

(8)(b) Schedule A to AIM Variable Insurance Funds Participation Agreement (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998).

(8)(c) Form of Participation Agreement with Oppenheimer Variable Account Funds (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998).

(8)(d) Form of Participation Agreement with Templeton Variable Products Series Fund (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998).

(9)(a) Opinion and Consent of Counsel Re: Legality (Incorporated herein by reference to the initial filing of Registrant's Form N-4 Registration Statement (File No. 033-91914 dated May 4, 1995).

(9)(b) Opinion and Consent of Counsel Re: Legality (Arizona) (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement
(File No. 033-91914) dated May 4, 2000).

(10)(a)  Independent Auditors' Consent.

(10)(b)  Consent of Foley & Lardner.

(11)       Not applicable.

(12)     Not applicable.

(13)(a) Computation of Performance Quotations (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement, dated February 28, 1997).

(13)(b) Computation of Adjusted Historical Total Return Performance Quotations (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 11, 1998).

(13)(c) Computation of Adjusted Historical Total Return Quotations. (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(13)(d)  Computation of Performance Data Calculations

(14)     Not Applicable.

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta and Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(b)             (99)(b)  Powers of Attorney filed herewith:
                  Margaret G. Dyer,
                  John C. Lounds,
                  J. Kevin McCarthy,
                  Steven C. Verney, and
                  Marla G. Friedman


25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY
         COMPANY

NAME AND PRINCIPAL            POSITION AND OFFICE WITH
BUSINESS ADDRESS              DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II           Director, President and Chief Executive Officer
                                   (Principal Executive Officer)
Michael J. Velotta             Director, Vice President, Secretary
                                   and General Counsel
Marla G. Friedman              Director and Vice President
Margaret G. Dyer               Director
John C. Lounds                 Director
J. Kevin McCarthy              Director
Steven C. Verney               Director and Vice President (Principal Financial
                                             Officer)
John R. Hunter                 Vice President
Kevin R. Slawin                Vice President
Karen C. Gardner               Vice President
Sarah R. Donahue               Assistant Vice President
Timothy N. Vander Pas          Assistant Vice President
Samuel H. Pilch                Vice President and Controller (Principal
                                                Accounting Officer)
Casey J. Sylla                 Chief Investment Officer
James P. Zils                  Treasurer
Barry S. Paul                  Assistant Vice President and Assistant Treasurer
Joanne M. Derrig               Assistant Secretary, Assistant General Counsel
                                      and Chief Compliance Officer

Paul N. Kierig                 Assistant Secretary
Mary J. McGinn                 Assistant Secretary
Susan L. Lees                  Assistant Secretary
Carol S. Watson                Assistant Secretary
Errol Cramer                   Corporate Actuary
Patricia W. Wilson             Assistant Treasurer

The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2001, there were 4,163 nonqualified contracts and 2,096 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.    PRINCIPAL UNDERWRITER, ALFS, INC.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life Insurance Separate Account A
Allstate Life of New York Separate Account A
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life and Annuity Company Variable Annuity Account
Glenbrook Life and Annuity Variable Account
Glenbrook Life Discover Variable Account A
Glenbrook Life Variable Life Separate Account A
Glenbrook Life Multi-Manager Variable Account
Glenbrook Life Scudder Variable  Account A
Glenbrook Life AIM Variable Separate Account A
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account
Charter National Variable Annuity Account

Charter National Variable Account
Intramerica Variable Annuity Account


(b) DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALFS, INC.


Name and Principal Business    Positions and Offices of Each
Address of Each such Person    Such Person with Underwriter

John R. Hunter                  Director, President and Chief Executive Officer
Kevin R. Slawin                 Director
Michael J. Velotta              Director and Secretary
Thomas J. Wilson, II            Director
Janet M. Albers                 Vice President, Controller and Treasurer
Brent H. Hamann                 Vice President
Andrea J. Schur                 Vice President
James P. Zils                   Assistant Treasurer
Lisa A. Burnell                 Assistant Vice President and Compliance Officer
Joanne M. Derrig                Assistant Secretary and Assistant General
                                    Counsel
Carol S. Watson                 Assistant Secretary
Susan L. Lees                       Assistant Secretary
Barry S. Paul                   Assistant Treasurer


The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois on the 26th day of April, 2001.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


                             By:/s/ MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                             Vice President, Secretary
                               and General Counsel



As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 26th day of April, 2001.

*/THOMAS J. WILSON, II
-------------------------            President, Chief Executive Officer
Thomas J. Wilson, II                 and Director,(Principal Executive Officer)


/s/ MICHAEL J. VELOTTA
-------------------------            Vice President, Secretary,
Michael J. Velotta                   General Counsel and Director


*/SAMUEL H. PILCH
-----------------------              Vice President and Controller
Samuel H. Pilch                      (Principal Accounting Officer)


*/MARLA G. FRIEDMAN
------------------------             Director and Vice President
Marla G. Friedman


*/MARGARET G. DYER
-----------------------              Director
Margaret G. Dyer


*/JOHN C. LOUNDS
-----------------------              Director
John C. Lounds

*/J. KEVIN MCCARTHY
------------------------            Director
J. Kevin McCarthy


*/STEVEN C. VERNEY
-----------------------             Director and Vice President (Principal
Steven C. Verney                             Financial Officer)




*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT INDEX

EXHIBIT       DESCRIPTION
-------       -----------

10(a)         Independent Auditors' Consent

10(b)         Consent of Foley & Lardner

13(d)         Computation of Performance Data Calculations

99(b)         Powers of Attorney for Margaret G. Dyer, John C. Lounds,
              J. Kevin McCarthy, Steven C. Verney and Marla G. Friedman